As filed with the Securities and Exchange Commission on or about April 2, 2007

Registration No. 33-17463 and 811-5344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 55	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

222 West Adams Street

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service)	Copy to:

Marco Hanig William Blair Funds 222 West Adams Street Chicago, Illinois 60606	Cathy G. O’Kelly Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☒	on May 1, 2007 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on May 1, 2007 pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                , 2007

Subject to Completion, Dated April 2, 2007

William Blair Funds

CLASS N SHARES PROSPECTUS

Bond Fund

This prospectus contains important information about the Bond Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class N shares of the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

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WILLIAM BLAIR BOND FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Bond Fund seeks to outperform the Lehman Brothers U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests in U.S. dollar denominated securities. The broad sectors represented in the portfolio include government securities, corporate debt securities issued by domestic and foreign companies, mortgage-backed securities and asset-backed securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The Fund may also invest no more than 10% of the Fund’s net assets in below investment grade securities.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective.

For information on the Fund’s duration restrictions, please see “Investment Objective and Principal Investment Strategies—Goal and Principal Strategies.”

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its policy to invest 80% of net assets in bonds.

MAIN RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instance, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance.

Interest Rate Risk:    The value of income producing securities will generally decrease when interest rates rise which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations.

Prepayment Risk:    The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium.

Credit Risk:    The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity.

Liquidity Risk:    The Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. In addition, the Fund may invest in below investment grade securities. These securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Income Risk:    The Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

FUND PERFORMANCE HISTORY

The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.

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FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund. Class N shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class N shares of another William Blair Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.30%
Distribution (Rule 12b-1) Fee	.15%
Other Expenses(1)	.25%

Total Annual Fund Operating Expenses	.70%	(2)
Expense Waiver	.05%

Net Expenses (with waiver)	.65%

(1)	“Other Expenses,” which include a shareholder administration fee of 0.15%, are estimated for the current fiscal year since the Fund did not commence operations until , 2007.
(2)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s Class N operating expenses at 0.65% of average daily net assets until April 30, 2008; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on , 2007, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense cap.

Example:    This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$230

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair Bond Fund seeks to outperform the Lehman Brothers U.S. Aggregate Index (the “Benchmark”) by maximizing total return through a combination of income and capital appreciation.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following:

Obligations of or Guaranteed by the United States Government, its agencies or instrumentalities;

Corporate Debt Securities issued by domestic or foreign companies; and

Mortgage-Backed Securities and Asset-Backed Securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s Corporation (the “Rating Organizations”).

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Benchmark. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than by the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective.

Investment Process

The Advisor seeks to outperform the total return of the Benchmark through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark.

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Additional Strategies

No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B –” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B –” quality at the time of purchase.

When consistent with the Fund’s investment goal, the Fund may also buy or sell options or futures, or enter into credit default swaps, and interest rate transactions (collectively “Derivatives”). The Fund typically uses Derivatives as a substitute to taking a position in the underlying asset and/or as part of a strategy designed to reduce the Fund’s exposure to other risks, such as interest rate risk. The use of Derivatives is highly specialized. The use of Derivatives can result in losses that substantially exceed the initial amount paid or received by the Fund. Some of the Derivatives used by the Fund may be private contracts in which there is a risk of loss in the event of a counterparty’s default. The Derivatives used by the Fund may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual market or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements, and when-issued and delayed delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund’s policy regarding lending portfolio securities is described in the Statement of Additional Information.

Prohibited Investments

The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Portfolio Management

The Bond Fund is managed by James S. Kaplan, Christopher T. Vincent, and Benjamin J. Armstrong.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception. Mr. Kaplan is responsible for the day to day management of the structured mortgage-backed and asset-backed securities portion of the Fund’s portfolio. He joined the firm’s Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank’s investment portfolio. He is a member of the CFA Society of Chicago and the CFA Institute. Education: B.A., Washington & Lee University; and CFA.

Christopher Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception. Mr. Vincent oversees the fixed income team and is responsible for the day to day management of the corporate securities portion of the Fund’s portfolio. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has been affiliated with the Uhlich Children’s Home in

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Chicago since 1991 as a Trustee, Treasurer and Advisory Board member. He is on the board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University; and CFA.

Benjamin Armstrong, an associate with William Blair & Company, L.L.C., has co-managed the Fund since its inception. Mr. Armstrong is responsible for the Fund’s risk management. He joined William Blair in 1997 as a fixed income portfolio manager. He has been in the investment business since 1987. From 1991 to 1997 he was associated with Lehman Brothers. He is a member of the CFA Society of Chicago and the CFA Institute. Education: B.A., Grinnell College; M.B.A., Northwestern University Kellogg Graduate School of Management; and CFA.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

Related Performance of the Advisor

The historical performance data shown below represent the actual performance of the Advisor’s Core Fixed Income composite, which consists of non-registered separate accounts of the Advisor that have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance does not guarantee future results.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor’s management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance would have been lower. Fees and expenses of the Fund differ from and will be higher than those reflected below and are discussed above. Accordingly, use of the Fund’s estimated expenses would have lowered the performance results. Returns were calculated in accordance with the CFA Institute’s method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows. This method of calculation differs from the SEC’s formula for a registered investment company to calculate average annual total return.

The performance shown below is not of a registered investment company under the Investment Company Act of 1940 (the “1940 Act”) and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) (including, for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance may have been adversely affected had it been subject to regulation as an investment company under the 1940 Act and the Code.

Average Annual Total Returns (for the periods ended December 31, 2006)

	1 Year	3 Years	5 Years	10 Years
Related Performance
Net of Fees	4.48%	3.94%	5.17%	6.21%
Gross of Fees	4.89%	4.35%	5.57%	6.59%
Lehman Brothers U.S. Aggregate Index **	4.33%	3.70%	5.05%	6.23%

**	The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents the investment grade bond market. It is composed of securities from the Lehman Brothers Treasury, Government-Related, Corporate and Securitized Indices.

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INVESTMENT RISKS

Principal Risks

Liquidity.    The Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. In addition, the Fund may invest in below investment grade securities. These securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Interest Rate Risk.    The Fund’s investments are subject to price fluctuations resulting from various factors, including rising or declining interest rates (interest rate risk). The value of the Fund’s investments (other than an interest-only class of a collateralized obligation) tends to decrease when interest rates rise and tends to increase when interest rates fall. In addition, investments with longer maturities, which typically provide better yields, may subject the Fund to increased price changes resulting from market yield fluctuations.

Credit Risk.    The value of the Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity (credit risk). However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Others are backed only by the credit of the issuer itself (such as obligations of the Student Loan Marketing Association). For a description of ratings, see Appendix B in the Statement of Additional Information.

The Fund’s investments in below investment grade securities may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Foreign Issuer Risk.    Consistent with the Fund’s policy to invest in U.S. dollar denominated securities, the Fund may invest in securities issued by foreign governments, agencies or corporations which involve additional risks, including political and economic instability, differences in financial reporting standards, and less strict regulation of securities markets.

Income Risk.    The Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

Temporary Defensive Position.    The Fund may alter their make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become decidedly unattractive because of current anticipated adverse economic, financial, political and social factors. Generally the Fund will remain fully invested. However, for temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. The Fund does not invest in equity securities. When the Fund is invested defensively, it may not meet its investment objective.

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MANAGEMENT OF THE FUND

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, including making decisions regarding Fund portfolio transactions. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded 70 years ago by William McCormick Blair. Today, the firm has over 905 employees including 164 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $42.8 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 40 portfolio managers, supported by 34 analysts, with a low turnover rate. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

The Fund is contractually obligated to pay the Advisor a monthly investment management fee of 0.30% of the Fund’s average daily net assets. As described in the Summary, the Advisor has entered into a contractual agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund’s Class N expense ratio at 0.65% until April 30, 2008. Because of the expense limitation agreement, the Fund may pay the Advisor less than the contractual management fee. The Advisor is entitled for a period of three years subsequent to the Fund’s Commencement of Operations to reimbursement for previously waived fees and reimbursed expenses to the extent that a Fund’s expense ratio is below the operating expense cap.

Board Considerations of Investment Management Agreement.    The Semi-Annual Report for the period ending June 30, 2007 will contain a discussion regarding the factors the Board of Trustees considered for the approval of the Investment Management Agreement for the Fund.

Custodian.    The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund’s net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

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YOUR ACCOUNT

CLASS N SHARES

The Class N shares offered herein are offered only to investors who acquire the shares directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to sell Class N shares. Management reserves the right to close and re-open the Fund to new or existing shareholders at any time.

The Trust has adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of 0.15% of the Fund’s average daily net assets to compensate the Distributor for distribution and other services provided to shareholders of Class N. Because 12b-1 fees are paid out of Fund assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than other types of sales charges. Long-term shareholders may pay more than the economic equivalent of the maximum initial sales charge permitted by the NASD.

In addition to 12b-1 fees, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services associated with shareholders whose shares are held of record in omnibus, other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Fund.

The Distributor, out of its own resources and without additional cost to the Fund or its shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to distribution fees, fees paid pursuant to the Shareholder Administration Agreement or fees paid for sub-administration, sub-transfer agency or other services by the Fund. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Fund with “shelf space” or access to a third party platform, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.15% of assets of the Fund serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving this compensation may influence the intermediary’s recommendation of the Fund or availability of the Fund through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

Shareholder Administration Agreement.    The Fund has entered into a Shareholder Administration Agreement with the Advisor that provides for a fee of 0.15% of the Fund’s Class N shares average daily net assets to compensate the Advisor for shareholder administration services provided to the Fund in connection with Class N shares.

HOW TO BUY SHARES (By Mail, By Wire or By Telephone)

Minimum Investments.    To open an account, the minimum initial investment for regular accounts is $5,000, and the minimum initial investment for Individual Retirement Accounts (“IRAs”) is $3,000. To add to an account, the minimum subsequent investment is generally $1,000. The Fund may accept smaller amounts under a group payroll deduction or similar plan. Lower minimums may also apply for certain categories of investors, including certain tax-qualified retirement plans and certain wrap fee programs. See the Statement of Additional Information for details. The minimum investment amounts may be changed at any time and may be waived for trustees, principals, officers or employees of the Trust or the Advisor.

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Purchase Price.    Class N shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of the Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call the Fund at 1-800-742-7272 if you would like to purchase Fund shares with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and the Fund are designed for long-term investors. The Fund discourages and does not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Fund, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Fund’s net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Fund’s long-term performance by requiring the Fund to maintain more assets in cash or to liquidate at a disadvantageous time.

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

•

The Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Fund also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

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In making the determination to exercise these rights, the Fund may consider an investor’s trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Advisor uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Although the Fund notifies intermediaries of and requests that they enforce the Fund’s policy, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary’s future access to the Fund, up to and including termination of the Selling Agreement held with an intermediary. There is no assurance that the Fund’s policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

By Mail

Opening an Account.    To open a new account by mail, make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company (“State Street”), P. O. Box 8506, Boston, Massachusetts 02266-8506.

Adding to an Account.    To purchase additional shares, make out a check for the amount of your investment, payable to “William Blair Funds” and mail with a letter that specifies the Fund name, the account number and name(s) in which the account is registered to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening an Account:    First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the Fund’s name, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the Fund’s name, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

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By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, By Wire or By Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in the Fund by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	you wish to redeem shares having a value of $5,000 or more in a single transaction;

—	your account registration has changed; or

—	you want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

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Redemption Price.    The redemption price is the net asset value next calculated (less any applicable redemption fee) after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for income tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts.     Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account for regular accounts and $3,000 for IRAs. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and are allowed to make an additional investment. To add to an account the minimum subsequent investment is generally $1,000.

HOW TO EXCHANGE SHARES (By Mail or By Telephone)

Subject to the following limitations, you may exchange Class N shares of the Fund into Class N shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed William Blair Fund are precluded unless the shareholder already has an open account in that William Blair Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices which may disrupt portfolio management. Exchanges will result in the recognition for federal income tax purposes of gain or loss on the shares exchanged. You should obtain and carefully read the prospectus of the William Blair Fund you want to exchange into prior to making an exchange. You may obtain a prospectus by calling 1-800-635-2886 or by going to the Fund’s website at www.williamblairfunds.com.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

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Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. The Fund passes its earnings along to you as dividends and distributions. The Fund’s policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid.    Income dividends are normally paid the fifteenth day of each month, if a business day, with net-realized long-term capital gain distributions, if any, generally paid in December and/or January. The Fund attempts to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and capital gain or make a return of capital distribution in order to pursue that goal. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions made by the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Taxes”).

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions.    The Fund’s distributions are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, interest, dividends (other than “qualified dividend income”) and net short-term capital gains are taxed as ordinary income. Distributions of “qualified dividend income” meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Capital gain distributions are taxed at long-term capital gain rates regardless of how long you have held your Fund shares. A portion of the Fund’s dividends may be eligible for the dividends-received deduction available to corporate shareholders.

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Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other William Blair Funds are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of his or her shares will normally recognize a capital gain or loss for federal income tax purposes. However, if a shareholder does not redeem at least a substantial portion of his or her shares in a single transaction, such redemption may be taxed as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the “wash sale” rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce the Fund’s distributions.

“Buying a Dividend.”    If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified (or when the Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation before investing in the Fund.

For a more detailed discussion of taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Fund provides a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

1. Automatic Dividend Reinvestment Plan.    The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Fund;

—	the Fund will pay any additional expenses that it incurs in connection with such plans;

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—	on your account application, you may select a plan or plans in which to invest;

—	additional forms and further information may be obtained by writing or calling the Fund;

—	the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

—	the Fund requires a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street, without any such charges.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

The Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m. Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to 3:00 p.m. Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Fund computes its net asset value could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, the Fund’s value for a security may be different from the last sale price (or the latest bid price). Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Asset-Backed Securities.    The Fund may invest in asset-backed securities. Asset-backed securities are similar in structure to mortgage-backed securities (as discussed below under “Collateralized Obligations”) but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Borrowing.    The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Collateralized Obligations.    The Fund may invest in collateralized obligations (debt securities issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality), that are collateralized by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

A variety of types of collateralized obligations are available currently, and others may become available in the future. Some obligations are for the guaranteed payment of only principal (the principal-only or “PO” class) or only interest (the interest-only or “IO” class), while others are for the guaranteed payment of both, or some variation thereof. The yields to maturity on PO and IO class obligations are more sensitive than other obligations, with the IO class obligations being extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets. The Fund will invest only in PO and IO class mortgage obligations collateralized by securities guaranteed by the U.S. Government. Some types of collateralized obligations may be less liquid than other types of securities. Investments in collateralized obligations that are deemed to be illiquid, which includes some PO and IO class mortgage obligations, will be subject to the 15% limitation on illiquid assets.

The mortgage-backed collateralized obligations in which the Fund may invest include pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Payments of principal and/or interest on such mortgages, including prepayments, are guaranteed by the agency or instrumentality. The agencies and instrumentalities are subject to varying degrees of support by the U.S. Government. The effective credit quality of collateralized obligations is the credit quality of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies. These collateralized obligations generally have excess collateral, but typically, any guarantee is limited to a specified percentage of the pool of assets.

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments by certain mortgage-backed securities, such as GNMA Certificates and other collateralized obligations. During periods of declining interest rates, mortgages underlying the security are prone to prepayment, causing the security’s effective maturity to be shortened. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Because mortgage-backed securities tend to be sensitive to prepayment rates on the underlying collateral, their value to the Fund is dependent upon the accuracy of the prepayment projections used, which are a consensus derived from several

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major securities dealers. The duration of many mortgage-backed securities changes substantially in response to changes in interest rates and prepayment rates.

Concentration.    The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Convertible Securities.    The Fund may invest in convertible securities, which are bonds, notes, debentures, preferred stock and other securities that are convertible into common stock. Convertible securities have general characteristics of both debt and equity securities. As debt securities, convertible securities are investments which provide a stream of income with generally higher yields than common stocks. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and conversely, tends to increase as interest rates decline. The Fund will not convert or exchange convertible securities it owns into the underlying shares of common stock.

Diversification.    The Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in such issuer. In addition, the Fund will not purchase more than 10% of the outstanding voting securities of any issuer.

Hybrid Bonds.    The Fund may invest in hybrid bonds. Hybrid bonds are securities which have debt and equity characteristics. Like other bonds, hybrid bonds have periodic coupon payments and a stated maturity and the issuer pays interest pre-tax. Like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure and have features that allow the issuer to skip payments without defaulting.

Illiquid Securities.    Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies.    Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Fund may invest a portion of its assets into shares of the William Blair Ready Reserves Fund. The Advisor will reduce the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate.    The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund’s turnover rate will vary from year to year, it is anticipated that the Fund’s turnover rate under normal circumstances will be less than 100%.

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Preferred Stock.    Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Repurchase Agreements.    The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund’s holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Variable Rate Securities.    The Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR) a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Further, the Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer, and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase

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or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

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FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

State Street Bank and Trust Company

(the Funds’ Transfer Agent)

P.O. Box 8506

Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds’ information, including but not limited to the Prospectus, SAI and Account Application, can be viewed online at http://www.williamblairfunds.com.

William Blair Funds	, 2007

Investment Company Act File No.: 811-5344

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The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

            , 2007

Subject to Completion, Dated April 2, 2007

William Blair Funds

CLASS I SHARES PROSPECTUS

Bond Fund

This prospectus contains important information about the Bond Fund, including its investment objective. For your benefit and protection, please read it before you invest and keep it for future reference. This prospectus relates only to the Class I shares of the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

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WILLIAM BLAIR BOND FUND	SUMMARY

INVESTMENT OBJECTIVE:    The William Blair Bond Fund seeks to outperform the Lehman Brothers U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.

MAIN INVESTMENT STRATEGIES:    The Fund invests in U.S. dollar denominated securities. The broad sectors represented in the portfolio include government securities, corporate debt securities issued by domestic and foreign companies, mortgage-backed securities and asset-backed securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The Fund may also invest no more than 10% of the Fund’s net assets in below investment grade securities.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective.

For information on the Fund’s duration restrictions, please see “Investment Objective and Principal Investment Strategies—Goal and Principal Strategies.”

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its policy to invest 80% of net assets in bonds.

MAIN RISKS OF INVESTING:    The Fund’s returns will vary, and you could lose money by investing in the Fund. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. Through the management of separate accounts, the Advisor may have discretionary authority over a significant portion of the assets in the Fund. In such instance, the Advisor’s decision to make changes to or rebalance its clients’ allocations may substantially impact the Fund’s performance.

Interest Rate Risk:    The value of income producing securities will generally decrease when interest rates rise which means the Fund’s net asset value and total returns will likewise decrease. Investments with longer maturities, which typically provide higher yields than securities with shorter maturities, may subject the Fund to increased price changes resulting from market yield fluctuations.

Prepayment Risk:    The Fund’s investments in mortgage-backed securities and asset-backed securities are subject to prepayment risk. Prepayment of high interest rate mortgage-backed securities and asset-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium.

Credit Risk:    The Fund’s net asset value and total return may be adversely affected by the inability of the issuers of the Fund’s securities to make payment at maturity.

Liquidity Risk:    The Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. In addition, the Fund may invest in below investment grade securities. These securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Income Risk:    The Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

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FUND PERFORMANCE HISTORY:    The bar chart and table showing the Fund’s annual returns and average annual total returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES:    This section describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund. Class I shares are no-load investments, so you will not pay shareholder fees to buy shares, reinvest dividends in additional shares or exchange into the Class I shares of another William Blair Fund.

Annual Fund operating expenses are deducted from the Fund’s assets:

Management Fee	.30%
Distribution (Rule 12b-1) Fee	None
Other Expenses(1)	.25%

Total Annual Fund Operating Expenses	.55%	(2)
Expense Waiver	.05%

Net Expenses (with waiver)	.50%

(1)	“Other Expenses,” which include a shareholder administration fee of 0.15%, are estimated for the current fiscal year since the Fund did not commence operations until , 2007.
(2)	The Advisor has entered into a contractual agreement with the Fund to cap the Fund’s Class I operating expenses at 0.50% of average daily net assets until April 30, 2008; the Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on , 2007, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio is below the operating expense cap.

Example:    This example is intended to help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. The figures reflect the expense cap for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$176

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund is a series of William Blair Funds, an open-end management investment company. The Advisor provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. The Fund’s secondary strategies or investments are described in the Investment Glossary. In addition, the Statement of Additional Information contains more information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair Bond Fund seeks to outperform the Lehman Brothers U.S. Aggregate Index (the “Benchmark”) by maximizing total return through a combination of income and capital appreciation.

The Fund invests in U.S. dollar denominated securities. The Fund’s assets will principally be invested in the following:

Obligations of or Guaranteed by the United States Government, its agencies or instrumentalities;

Corporate Debt Securities issued by domestic or foreign companies; and

Mortgage-Backed Securities and Asset-Backed Securities, which are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

The Fund invests primarily in investment grade securities. Investment grade securities are those rated in the highest four categories by at least one of the following three nationally recognized statistical rating organizations: Fitch Ratings, Moody’s Investors Service, Inc. and Standard & Poor’s Corporation (the “Rating Organizations”).

The anticipated average duration for the Fund is a range within one year longer or shorter than the average duration of the Benchmark. The duration of an instrument is different from the maturity of an instrument in that duration measures the average period remaining until the discounted value of the amounts due (principal and interest) under the instrument are to be paid, rather than by the instrument’s stated final maturity. In addition, portfolio duration of five years means that if interest rates increased by one percent, the value of the portfolio would decrease by approximately five percent. For purposes of calculating duration, instruments allowing prepayment will be assigned a maturity schedule by the Advisor based upon industry experience.

At least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in bonds. Other types of income producing securities, such as convertible bonds, hybrid bonds and preferred stock, may also be considered in order to achieve the investment objective.

Investment Process

The Advisor seeks to outperform the total return of the Benchmark through an actively managed diversified portfolio of securities. The Advisor emphasizes individual security selection, as well as shifts in the Fund’s portfolio among market sectors. To a lesser extent, the Advisor actively manages the Fund’s average duration relative to the Benchmark.

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Additional Strategies

No more than 10% of the Fund’s net assets may be invested in below investment grade securities (e.g., high yield or junk bonds), which are securities rated below Baa/BBB, provided that the securities are rated “B–” or better by each of the Rating Organizations issuing a rating, or, if unrated, that the Advisor deems such securities to be of at least “B–” quality at the time of purchase.

When consistent with the Fund’s investment goal, the Fund may also buy or sell options or futures, or enter into credit default swaps, and interest rate transactions (collectively “Derivatives”). The Fund typically uses Derivatives as a substitute to taking a position in the underlying asset and/or as part of a strategy designed to reduce the Fund’s exposure to other risks, such as interest rate risk. The use of Derivatives is highly specialized. The use of Derivatives can result in losses that substantially exceed the initial amount paid or received by the Fund. Some of the Derivatives used by the Fund may be private contracts in which there is a risk of loss in the event of a counterparty’s default. The Derivatives used by the Fund may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security.

The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund’s usual market or types of securities become unattractive because of current or anticipated economic, financial, political or social factors. To a limited extent, the Fund may invest in illiquid securities, repurchase agreements, and when-issued and delayed delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund’s policies with regard to borrowing, concentration, diversification and portfolio turnover. The Fund’s policy regarding lending portfolio securities is described in the Statement of Additional Information.

Prohibited Investments

The Fund does not invest in common stocks, foreign currency denominated securities or securities of which the coupon or principal payments are determined by commodity or equity indices.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Portfolio Management

The Bond Fund is managed by James S. Kaplan, Christopher T. Vincent, and Benjamin J. Armstrong.

James Kaplan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception. Mr. Kaplan is responsible for the day to day management of the structured mortgage-backed and asset-backed securities portion of the Fund’s portfolio. He joined the firm’s Investment Management Department in 1994 as a fixed-income portfolio manager. Prior to that he was with First Union National Bank for twelve years. While at First Union, he traded risk positions in mortgage-backed securities and municipal bonds. In addition, he co-managed the mortgage-backed securities portion of the bank’s investment portfolio. He is a member of the CFA Society of Chicago and the CFA Institute. Education: B.A., Washington & Lee University; and CFA.

Christopher Vincent, a principal of William Blair & Company, L.L.C., has co-managed the Fund since its inception. Mr. Vincent oversees the fixed income team and is responsible for the day to day management of the corporate securities portion of the Fund’s portfolio. He joined William Blair in 2002. Previously, he was a managing director/senior portfolio manager with Zurich Scudder Investments for fourteen years. Prior to that he was with Ralston Purina Company for five years in the Treasury department where he was responsible for fixed income investments for the company’s benefit plans. He has been affiliated with the Uhlich Children’s Home in Chicago since 1991 as a Trustee, Treasurer and Advisory Board member. He is on the board of the CFA Society of Chicago and a member of the CFA Institute. Education: B.S., University of Missouri; M.B.A., Saint Louis University; and CFA.

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Benjamin Armstrong, an associate with William Blair & Company, L.L.C., has co-managed the Fund since its inception. Mr. Armstrong is responsible for the Fund’s risk management. He joined William Blair in 1997 as a fixed income portfolio manager. He has been in the investment business since 1987. From 1991 to 1997 he was associated with Lehman Brothers. He is a member of the CFA Society of Chicago and the CFA Institute. Education: B.A., Grinnell College; M.B.A., Northwestern University Kellogg Graduate School of Management; and CFA.

The Statement of Additional Information provides additional information about the portfolio managers, including their compensation, other accounts they manage and their ownership of securities in the Fund.

Related Performance of the Advisor

The historical performance data shown below represent the actual performance of the Advisor’s Core Fixed Income composite, which consists of non-registered separate accounts of the Advisor that have a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. The performance shown is not that of the Fund and is provided solely to illustrate the performance of the Advisor and does not indicate the future performance of the Fund. Past performance does not guarantee future results.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net and gross of the Advisor’s management fees. Custodial fees, if any, are not included in the calculations. If custodial fees had been included, performance would have been lower. Fees and expenses of the Fund differ from and will be higher than those reflected below and are discussed above. Accordingly, use of the Fund’s estimated expenses would have lowered the performance results. Returns were calculated in accordance with the CFA Institute’s method for calculating performance data. Monthly portfolio returns are calculated using a time-weighted monthly linked percentage return formula with adjustments for cash flows. This method of calculation differs from the SEC’s formula for a registered investment company to calculate average annual total return.

The performance shown below is not of a registered investment company under the Investment Company Act of 1940 (the “1940 Act”) and, as a result, has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”) (including, for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance may have been adversely affected had it been subject to regulation as an investment company under the 1940 Act and the Code.

Average Annual Total Returns (for the periods ended December 31, 2006)

	1 Year	3 Years	5 Years	10 Years
Related Performance
Net of Fees	4.48%	3.94%	5.17%	6.21%
Gross of Fees	4.89%	4.35%	5.57%	6.59%
Lehman Brothers U.S. Aggregate Index **	4.33%	3.70%	5.05%	6.23%

**	The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents the investment grade bond market. It is composed of securities from the Lehman Brothers Treasury, Government-Related, Corporate and Securitized Indices.

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INVESTMENT RISKS

Principal Risks

Liquidity.    The Fund invests in Rule 144A securities. These securities are not registered for resale in the general securities market and may be classified as illiquid. In addition, the Fund may invest in below investment grade securities. These securities may be less liquid than investment grade securities. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Interest Rate Risk.    The Fund’s investments are subject to price fluctuations resulting from various factors, including rising or declining interest rates (interest rate risk). The value of the Fund’s investments (other than an interest-only class of a collateralized obligation) tends to decrease when interest rates rise and tends to increase when interest rates fall. In addition, investments with longer maturities, which typically provide better yields, may subject the Fund to increased price changes resulting from market yield fluctuations.

Credit Risk.    The value of the Fund’s securities is subject to the ability of the issuers of such securities to make payment at maturity (credit risk). However, in the opinion of the Advisor, the risk of loss of principal should be reduced due to the relatively high quality of the investments in which the Fund primarily will invest. Obligations that are unrated are not necessarily of lower quality than those that are rated, but may be less marketable and, consequently, provide higher yields. Not all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States. Such securities involve different degrees of government backing. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities in which the Fund may invest are backed by the full faith and credit of the United States, such as modified pass-through certificates issued by the Government National Mortgage Association, while others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation). Others are backed only by the credit of the issuer itself (such as obligations of the Student Loan Marketing Association). For a description of ratings, see Appendix B in the Statement of Additional Information.

The Fund’s investments in below investment grade securities may have additional credit risk. Securities rated BBB or below by a nationally recognized statistical rating organization have speculative characteristics and can be more vulnerable to bad economic news than investment grade securities, which could lead to a weakened capacity to make principal and interest payments. In some cases, below investment grade securities may decline in credit quality or go into default.

Foreign Issuer Risk.    Consistent with the Fund’s policy to invest in U.S. dollar denominated securities, the Fund may invest in securities issued by foreign governments, agencies or corporations which involve additional risks, including political and economic instability, differences in financial reporting standards, and less strict regulation of securities markets.

Income Risk.    The Fund is subject to income risk, which is the risk that the income received by the Fund may decrease as a result of a decline in interest rates. The Fund’s income is based on short-term interest rates, which may fluctuate over short periods of time.

Temporary Defensive Position.    The Fund may alter their make-up as a temporary defensive strategy. A defensive strategy will be employed only if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become decidedly unattractive because of current anticipated adverse economic, financial, political and social factors. Generally the Fund will remain fully invested. However, for temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. The Fund does not invest in equity securities. When the Fund is invested defensively, it may not meet its investment objective.

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MANAGEMENT OF THE FUND

Trustees, Officers and Advisor.    The Board of Trustees of the William Blair Funds (the “Trust”) has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. Subject to the oversight of the Board of Trustees, the Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, including making decisions regarding Fund portfolio transactions. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the “Distributor”). William Blair & Company, L.L.C. was founded 70 years ago by William McCormick Blair. Today, the firm has over 905 employees including 164 principals. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the Trust, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages over $42.8 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of 40 portfolio managers, supported by 34 analysts, with a low turnover rate. The Advisor is registered as an investment advisor under the Investment Advisers Act of 1940.

The Fund is contractually obligated to pay the Advisor a monthly investment management fee of 0.30% of the Fund’s average daily net assets. As described in the Summary, the Advisor has entered into a contractual agreement with the Fund to waive a portion of its management fee and to absorb operating expenses to the extent necessary to cap the Fund’s Class I expense ratio at 0.50% until April 30, 2008. Because of the expense limitation agreement, the Fund may pay the Advisor less than the contractual management fee. The Advisor is entitled for a period of three years subsequent to the Fund’s Commencement of Operations to reimbursement for previously waived fees and reimbursed expenses to the extent that a Fund’s expense ratio is, below the operating expense cap.

Board Considerations of Investment Management Agreement.     The Semi-Annual Report for the period ending June 30, 2007 will contain a discussion regarding the factors the Board of Trustees considered for the approval of the Investment Management Agreement for the Fund.

Custodian.    The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund’s net asset value. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, may serve as the Custodian for Individual Retirement Accounts (“IRAs”).

Transfer Agent and Dividend Paying Agent.    The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

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YOUR ACCOUNT

CLASS I SHARES

Class I shares are available for purchase exclusively by the following categories of investors:

•

institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) with $500,000 or more invested in the William Blair Funds. Purchases may be aggregated;

•	advisory clients of William Blair & Company, L.L.C. with a fee-based asset management account with William Blair & Company, L.L.C.; and

•	clients of William Blair & Company, L.L.C. whose Fund was converted to Class I shares on September 30, 1999 may continue to purchase Class I shares of the same Fund owned at the time of conversion.

Management reserves the right to close and re-open the Fund to new or existing shareholders at any time.

The Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or 401(k) plans. These fees may be platform access fees, fees based on the number of subaccounts serviced or fees based on average net assets held in the Fund.

The Distributor, out of its own resources and without additional cost to the Fund or its shareholders, provides additional cash payments to certain intermediaries (“revenue sharing”). Such revenue sharing payments are in addition to fees paid pursuant to the Shareholder Administration Agreement or fees paid for sub-administration, sub-transfer agency or other services by the Fund. The Distributor may pay firms for administrative, sub-accounting, or shareholder processing services and/or for providing the Fund with “shelf space” or access to a third party platform, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other sales programs allowing the Distributor access to an intermediary’s conferences and meetings and other forms of marketing support. The level of revenue sharing payments made may be a fixed fee or based on one or more of the following factors: current assets and/or number of accounts attributable to the intermediary or fund type or other measure agreed to by the Distributor and the intermediary. The amount of revenue sharing payments is different for different intermediaries.

The Distributor currently makes revenue sharing payments in amounts that range from 0.10% to 0.15% of assets of the Fund serviced and maintained by the intermediary. These amounts are subject to change. Receipt of, or the prospect of receiving this compensation may influence the intermediary’s recommendation of the Fund or availability of the Fund through the intermediary. Further information on payments to third parties is included in the Statement of Additional Information.

Shareholder Administration Agreement.    The Fund has entered into a Shareholder Administration Agreement with the Advisor that provides for a fee of 0.15% of the Fund’s Class I shares average daily net assets to compensate the Advisor for shareholder administration services provided to the Fund in connection with Class I shares.

HOW TO BUY SHARES (By Mail, by Wire or by Telephone)

Purchase Price.    Class I shares are sold at their public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. (For more information, see “Determination of Net Asset Value.”) If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

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Note:    All purchases made by check should be in U.S. dollars and made payable to William Blair Funds, or in the case of a retirement account, the custodian or trustee of such account. Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchase in Kind.    You may, subject to the approval of the Fund, purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment process, goal and philosophy) and that have values that are readily ascertainable in accordance with the Fund’s valuation policies. Call the Fund at 1-800-742-7272 if you would like to purchase Fund shares with other securities. Such purchases may result in the recognition of gain or loss for federal income tax purposes on the securities transferred to the Fund.

Right to Reject Your Purchase Order.    The Trust is required to obtain, verify and record certain information regarding the identity of shareholders. When opening a new account, the Trust will ask for your name, address, taxpayer identification number, date of birth and other information that identifies you. You may also be asked to show identifying documents. Applications without this information may not be accepted and orders may not be processed. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

The Trust is required to comply with various federal anti-money laundering laws and regulations. As a result, the Trust may be required to “freeze” a shareholder account if the shareholder appears to be involved in suspicious activity or if account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or account proceeds to a government agency. The Trust may also be required to reject a purchase payment, block an investor’s account and consequently refuse to implement requests for transfers, withdrawals, surrenders or death benefits.

Short-Term and Excessive Trading.    The Trust and the Fund are designed for long-term investors. The Fund discourages and does not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Fund, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Fund’s net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Fund’s long-term performance by requiring the Fund to maintain more assets in cash or to liquidate holdings at a disadvantageous time.

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

•

The Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Fund also reserves the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash.

In making the determination to exercise these rights, the Fund may consider an investor’s trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund. Accordingly, the Advisor

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uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Although the Fund notifies intermediaries of and requests that they enforce the Fund’s policy, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary’s future access to the Fund, up to and including termination of the Selling Agreement held with an intermediary. There is no assurance that the Fund’s policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

By Mail

Opening an Account.    To open a new account by mail, make out a check for the amount of your investment, payable to “William Blair Funds.” Complete the account application included with this Prospectus and mail the completed application and the check to the Transfer Agent, State Street Bank and Trust Company (“State Street”), P. O. Box 8506, Boston, Massachusetts 02266-8506.

Adding to an Account.    To purchase additional shares, make out a check for the amount of your investment, payable to “William Blair Funds” and mail with a letter that specifies the Fund name, the account number and name(s) in which the account is registered to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening an Account:    First, call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840) for an account number. Then instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

Include the Fund’s name, your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by State Street and mail it to William Blair Funds, 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account.    To add to your account by wire, instruct your bank to wire federal funds to:

State Street Bank and Trust Co.

ABA # 011000028

DDA # 99029340

Attn: Custody & Shareholder Services

225 Franklin Street

Boston, Massachusetts 02110

In your request, specify the Fund’s name, your account number, and the name(s) in which the account is registered. To add to an existing account by wire transfer of funds, you must have selected this option on your account application.

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By Telephone

Opening an Account.    See “By Wire.”

Adding to an Account.    Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). You may then pay for your new shares by mail or by wire. To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES (By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling (“redeeming”) some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by all account owners to State Street Bank and Trust Company, P. O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

—	a letter that contains your name, your assigned account number, the Fund’s name and the dollar amount or number of shares to be redeemed; and

—	any other necessary documents, such as an inheritance tax consent or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

By Wire

To redeem some or all of your shares in the Fund by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a voided, unsigned check or deposit slip for your bank account.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application.    Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note:    Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Signature Guarantees.    Signature guarantees must be obtained from a bank that is a member of the FDIC, from a brokerage firm that is a member of the NASD or an exchange, or from an eligible guarantor who is a member of, or a participant in, a signature guarantee program. Your redemption request must include a signature guarantee if any of the following situations apply:

—	you wish to redeem shares having a value of $5,000 or more in a single transaction;

—	your account registration has changed; or

—	you want a check in the amount of your redemption to be mailed to a different address from the one on your account application (address of record).

Signature guarantees, if required, must appear on the written redemption request and on any endorsed stock certificate or stock power.

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Redemption Price.    The redemption price is the net asset value next calculated (less any applicable redemption fee) after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them.

Payment for Redeemed Shares.    Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds.    The Trust reserves the right to delay delivery of your redemption proceeds—up to seven days—or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind.    If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for income tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the Fund during any 90-day period for any one shareholder of record.

Automatic Redemption of Small Accounts.    Because of the relatively high cost of maintaining small accounts, the Trust reserves the right to redeem your shares in any account that, following a redemption, is below a specified amount. Currently, the minimum is $5,000 per account. Before the redemption is processed, you will be notified that the value of your account has fallen below the minimum and are allowed to make an additional investment.

HOW TO EXCHANGE SHARES (By Mail or by Telephone)

Subject to the following limitations, you may exchange Class I shares of the Fund into Class I shares of another William Blair Fund at their relative net asset values so long as the shares to be acquired are available for sale in your state of residence. Exchanges into a closed William Blair Fund are precluded unless the shareholder already has an open account in that William Blair Fund. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices which may disrupt portfolio management. Exchanges will result in the recognition for federal income tax purposes of gain or loss on the shares exchanged. You should obtain and carefully read the prospectus of the William Blair Fund you want to exchange into prior to making an exchange. You may obtain a prospectus by calling 1-800-635-2886 or by going to the Fund’s website at williamblairfunds.com.

By Mail

You may request an exchange of your shares by writing a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to William Blair Funds, Attention: Exchange Department, P. O. Box 8506, Boston, Massachusetts 02266-8506.

By Telephone

You may also exchange your shares by telephone by completing the appropriate section on your account application. Once your telephone authorization is on file, State Street will honor your requests to redeem shares by telephone at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

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Neither the Trust nor State Street will be liable for any loss, expense or cost arising out of any telephone request pursuant to the telephone exchange privilege, including any fraudulent or unauthorized request, and you will bear the risk of loss, so long as the Trust or the Transfer Agent reasonably believes, based upon reasonable verification procedures, that the telephonic instructions are genuine. The verification procedures include (1) recording instructions, (2) requiring certain identifying information before acting upon instructions and (3) sending written confirmations.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends.    The Fund earns dividends from stocks and interest from bond, money market, and other investments that are passed through to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions.    The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed through to shareholders as capital gain distributions to the extent that the Fund’s net long-term capital gains exceed the sum of its net short-term capital losses for such year and any capital loss carryovers from prior years.

As a shareholder, you are entitled to your portion of the Fund’s net income and gains on its investments. The Fund passes its earnings along to you as dividends and distributions. The Fund’s policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see “Shareholder Services and Account Policies—Dividend Options”). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid.    Income dividends are normally paid the fifteenth day of each month, if a business day, with net-realized long-term capital gain distributions, if any, generally paid in December and/or January. The Fund attempts to maintain relatively level monthly dividends and, from time to time, may distribute or retain net investment income and capital gain or make a return of capital distribution in order to pursue that goal. The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions made by the Fund will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see “Your Account—Taxes”).

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions.    The Fund’s distributions are subject to federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the type of security and the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the federal income tax laws, interest, dividends (other than “qualified dividend income”) and net short-term capital gains are taxed as ordinary income. Distributions of “qualified dividend income” meeting certain holding period and other criteria will generally be taxed at rates applicable to long-term capital gains. Capital

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gain distributions are taxed at long-term capital gains rates regardless of how long you have held your Fund shares. A portion of the Fund’s dividends may be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions.    Redemptions of Fund shares and exchanges for shares of other William Blair Funds are generally treated as a sale of such shares subject to federal income taxation and possibly state and local taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell (or exchange) such shares. The capital gain or loss upon sale, exchange or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of his or her shares will normally recognize a capital gain or loss for federal income tax purposes. However, if a shareholder does not redeem a substantial portion of his or her shares in a single transaction, such redemption may be taxed and treated as a dividend, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If you realize a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the “wash sale” rules of the Code resulting in a postponement of the recognition of such loss for federal income tax purposes.

Effect of Foreign Taxes.    Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce the Fund’s distributions.

“Buying a Dividend.”    If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. In addition, the Fund’s share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the Fund has a negative return. See “Your Account—Dividends and Distributions” for payment schedules, and call the Distributor if you have further questions.

Tax Withholding.    The Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide their correct taxpayer identification number, fail to make certain required certifications, or who have been notified (or when the Fund is notified) by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

Shareholders should consult their tax advisor about the application of the provisions of the tax law in light of their particular situation before investing in the Fund.

For a more detailed discussion of taxes, see the Statement of Additional Information.

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SHAREHOLDER SERVICES AND ACCOUNT POLICIES

The Fund provides a variety of services to help you manage your account.

Automatic Sweep Program.    You can purchase shares of the William Blair Ready Reserves Fund through an automatic sweep program if you establish a brokerage account with the Distributor, provided that you meet the current minimum brokerage account size requirements. The automatic sweep program helps you to make convenient, efficient use of free credit balances in your William Blair brokerage account. The rules of the automatic sweep program are set forth in your William Blair brokerage account agreement.

Dividend Options.    You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

1. Automatic Dividend Reinvestment Plan.    The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see “Your Account—Dividends and Distributions.”)

2. Cash-Dividend Plan.    You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

3. Automatic Deposit of Dividends.    You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Automatic Investment Plan.    On your account application, you may authorize State Street to automatically withdraw an amount of money (minimum $250) from your bank account on the fifth or twentieth day of each month. This amount will be invested in additional shares. You may change your election at any time by providing written notice to State Street.

Systematic Withdrawal Plan.    You may establish this plan with shares presently held or through a new investment, which should be at least $5,000. Under this plan, you specify a dollar amount to be paid monthly, quarterly or annually. Shares corresponding to the specified dollar amount are automatically redeemed from your account on the fifth business day preceding the end of the month, quarter or year. While this plan is in effect, all income dividends and capital gain distributions on shares in your account will be reinvested at net asset value in additional shares. There is no charge for withdrawals, but the minimum withdrawal is $250 per month. Depending upon the size of payments requested, and fluctuations in the net asset value of the shares redeemed, redemptions under this plan may reduce or even exhaust your account.

Retirement Plans.    The Fund offers a variety of qualified retirement plans, including several types of Individual Retirement Accounts (“IRAs”) (e.g. traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts formerly known as education IRAs), Simplified Employee Pension Plans (“SEPs”) and other qualified retirement plans. Additional information concerning such plans is available from the Fund.

The minimum initial retirement plan investment is $3,000 and the minimum subsequent investment is $1,000. State Street serves as custodian for IRAs. State Street charges a $5 plan establishment fee, an annual $15 custodial fee and a $10 fee for each lump sum distribution from a plan. These fees may be waived under certain circumstances.

With regard to retirement plans:

—	participation is voluntary;

—	you may terminate or change a plan at any time without penalty or charge from the Fund;

—	the Fund will pay any additional expenses that it incurs in connection with such plans;

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—	on your account application, you may select a plan or plans in which to invest;

—	additional forms and further information may be obtained by writing or calling the Fund;

—	the Fund reserves the right to change the minimum amounts for initial and subsequent investments or to terminate any of the plans;

—	the Fund reserves the right to waive investment minimums at the discretion of the Distributor; and

—	the Fund requires a copy of the trust agreement when shares are to be held in trust.

Written Confirmations.    Each purchase, exchange or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries.    If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street, without any such charges.

Transfer of Shares.    Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same signature guarantees and documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering.    The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Consultation With a Professional Tax Advisor is Recommended, both because of the complexity of federal tax laws and because various tax penalties are imposed for excess contributions to, and late or premature distributions from, IRAs or other qualified retirement plans. Termination of a plan shortly after its adoption may have adverse tax consequences.

Shareholder Rights.    All shares of the Fund have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of the William Blair Funds will be voted in the aggregate, except when a separate vote by a Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

Householding.    In order to reduce the amount of mail you receive and to help reduce Fund expenses, the Trust generally sends a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-742-7272.

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DETERMINATION OF NET ASSET VALUE

When and How Net Asset Value (“NAV”) is Determined

The Fund’s net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of regular trading on the New York Stock Exchange, which is generally 3:00 p.m. Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

Quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to 3:00 p.m. Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

How the Market Value of Fund Securities is Determined

Domestic Equity Securities.    The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities.    The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Fund computes its net asset value could cause the value of international securities to no longer be representative or accurate, and as a result, necessitates that such securities be fair valued on a daily basis. Accordingly, for international securities, if the foreign exchange or market on which a security is primarily traded closes before the close of regular trading on the New York Stock Exchange (3:00 p.m. Central time), the Fund uses an independent pricing service on a daily basis to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, the Fund’s value for a security may be different from the last sale price (or the latest bid price). Otherwise, the value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities.    Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets.    Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by marked or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

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INVESTMENT GLOSSARY

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques it may employ, and some of the related risks. For more information, please see other sections of this prospectus, including the Summary, Investment Objective and Investment Strategies, and Investment Risks, as well as the Statement of Additional Information.

Asset-Backed Securities.    The Fund may invest in asset-backed securities. Asset-backed securities are similar in structure to mortgage-backed securities (as discussed below under “Collateralized Obligations”) but represent interests in pools of loans, leases or other receivables in place of mortgages. Asset-backed securities are primarily issued by non-government entities.

Borrowing.    The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Collateralized Obligations.    The Fund may invest in collateralized obligations (debt securities issued by a corporation, trust or custodian or by a U.S. Government agency or instrumentality), that are collateralized by a portfolio or pool of assets, such as mortgages, debit balances on credit card accounts or U.S. Government securities. The issuer’s obligation to make interest and/or principal payments is secured by the underlying pool or portfolio of securities.

A variety of types of collateralized obligations are available currently, and others may become available in the future. Some obligations are for the guaranteed payment of only principal (the principal-only or “PO” class) or only interest (the interest-only or “IO” class), while others are for the guaranteed payment of both, or some variation thereof. The yields to maturity on PO and IO class obligations are more sensitive than other obligations, with the IO class obligations being extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets. The Fund will invest only in PO and IO class mortgage obligations collateralized by securities guaranteed by the U.S. Government. Some types of collateralized obligations may be less liquid than other types of securities. Investments in collateralized obligations that are deemed to be illiquid, which includes some PO and IO class mortgage obligations, will be subject to the 15% limitation on illiquid assets.

The mortgage-backed collateralized obligations in which the Fund may invest include pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (“GNMA”) and government-related organizations such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Payments of principal and/or interest on such mortgages, including prepayments, are guaranteed by the agency or instrumentality. The agencies and instrumentalities are subject to varying degrees of support by the U.S. Government. The effective credit quality of collateralized obligations is the credit quality of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies. These collateralized obligations generally have excess collateral, but typically, any guarantee is limited to a specified percentage of the pool of assets.

The potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments by certain mortgage-backed securities, such as GNMA Certificates and other collateralized obligations. During periods of declining interest rates, mortgages underlying the security are prone to prepayment, causing the security’s effective maturity to be shortened. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if the prepaid securities were acquired at a premium. Because mortgage-backed securities tend to be sensitive to prepayment rates on the underlying collateral, their value to the Fund is dependent upon the accuracy of the prepayment projections used, which are a consensus derived from several

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major securities dealers. The duration of many mortgage-backed securities changes substantially in response to changes in interest rates and prepayment rates.

Concentration.    The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Convertible Securities.    The Fund may invest in convertible securities, which are bonds, notes, debentures, preferred stock and other securities that are convertible into common stock. Convertible securities have general characteristics of both debt and equity securities. As debt securities, convertible securities are investments which provide a stream of income with generally higher yields than common stocks. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and conversely, tends to increase as interest rates decline. The Fund will not convert or exchange convertible securities it owns into the underlying shares of common stock.

Diversification.    The Fund will not purchase the securities of any issuer if, as a result, more than 5% of the Fund’s total assets would be invested in such issuer. In addition, the Fund will not purchase more than 10% of the outstanding voting securities of any issuer.

Hybrid Bonds.    The Fund may invest in hybrid bonds. Hybrid bonds are securities which have debt and equity characteristics. Like other bonds, hybrid bonds have periodic coupon payments and a stated maturity and the issuer pays interest pre-tax. Like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure and have features that allow the issuer to skip payments without defaulting.

Illiquid Securities.    Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies.    Subject to the provisions of the 1940 Act (including exemptive relief granted by the Securities and Exchange Commission thereunder), the Fund may invest in the shares of investment companies which may include exchange-traded funds. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund’s assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

The Fund may invest a portion of its assets into shares of the William Blair Ready Reserves Fund. The Advisor will reduce the advisory fee it receives from the Fund to the extent the Fund is invested in the Ready Reserves Fund.

Portfolio Turnover Rate.    The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund’s investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor for the Fund. Although the Fund’s turnover rate will vary from year to year, it is anticipated that the Fund’s turnover rate under normal circumstances will be less than 100%.

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Preferred Stock.    Preferred stock has a preference over common stock in liquidation, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may offer the opportunity for capital appreciation as well as periodic income.

Repurchase Agreements.    The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund’s holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Variable Rate Securities.    The Fund may invest in instruments having rates of interest that are adjusted periodically or that “float” continuously or periodically according to formulae intended to minimize fluctuation in values of the instruments (“Variable Rate Securities”). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, an objective standard such as the London Interbank Offered Rate (LIBOR) a bank’s prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rates on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Further, the Fund may invest in Variable Rate Securities that have a demand feature entitling the Fund to resell the securities to the issuer or a third party at an amount approximately equal to the principal amount thereof plus accrued interest (“Variable Rate Demand Securities”). As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Many of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer, and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules, which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument if they are guaranteed by the U.S. Government or its agencies, if they have a stated maturity date of one year or less, or if they have demand features prior to maturity.

Warrants.    Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities.    From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a “when-issued” basis, and may purchase or sell securities appropriate for the Fund on a “delayed delivery” basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase

20

or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor’s ability to manage the Fund’s assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

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FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone

Call: 1-800-635-2886

(In Massachusetts 1-800-635-2840)

By mail

Write to:

William Blair Funds

222 West Adams Street

Chicago, Illinois 60606

or

State Street Bank and Trust Company

(the Funds’ Transfer Agent)

P.O. Box 8506 Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.

William Blair Funds’ information, including but not limited to the Prospectus, SAI and Account Application, can be viewed online at http://www.williamblairfunds.com.

William Blair Funds

Investment Company Act File No.: 811-5344	, 2007

22

Subject to Completion, Dated April 2, 2007

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

WILLIAM BLAIR FUNDS

222 WEST ADAMS STREET

CHICAGO, ILLINOIS 60606

(312) 364-8000

1-800-635-2886

(In Massachusetts 1-800-635-2840)

STATEMENT OF ADDITIONAL INFORMATION

Bond Fund

            , 2007

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Class N and Class I Prospectuses of the Bond Fund (the “Fund”), a series of William Blair Funds (the “Trust”), dated             , 2007. The Prospectuses may be obtained without charge by writing or calling the Trust.

i

ii

MANAGEMENT OF THE TRUST

Investment Advisor. As stated in the Prospectuses, William Blair & Company, L.L.C. (“Advisor”) is the Trust’s investment advisor and manager. Pursuant to an investment advisory and management agreement, the Advisor acts as the Fund’s advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the advisory fee, the Fund pays the expenses of its operations, including a portion of the Trust’s general administrative expenses, allocated on the basis of the Fund’s net assets. Expenses that will be borne directly by the Fund include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The advisory agreement for the Fund continues in effect from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days’ notice by either party; the Fund may terminate the agreement either by vote of the Board of Trustees or by majority vote of the outstanding shares of the Fund. The agreement may also be terminated at any time either by vote of the Board of Trustees or by majority vote of the outstanding voting shares of the Fund if the Advisor were determined to have breached the agreement. The agreement will terminate automatically upon assignment. The agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

Upon termination of the agreement and when so requested by the Advisor, the Trust will refrain from using the name “William Blair” in its name or in its business in any form or combination.

The Bond Fund pays an advisory fee at the rate of 0.30% of the Fund’s average daily net assets. Because the Fund did not commence operations until                  , 2007 no fees were paid in fiscal year 2006. The Advisor has entered into an agreement with the Trust to cap the Fund’s Institutional Class, Class I and Class N share expenses at 0.35%, 0.50% and 0.65%, respectively, until April 30, 2008. The Advisor may continue to waive fees thereafter. For a period of three years subsequent to the Fund’s Commencement of Operations on                      , 2007, the Advisor is entitled to reimbursement for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio for a class of shares of the Fund remains below the applicable operating expense cap. The agreement terminates upon the earlier of April 30, 2008 or termination of the advisory agreement.

Benjamin J. Armstrong is responsible for the management of the Bond Fund and other accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	25	220,870,912	0	0

James S. Kaplan is responsible for the management of the Fund, the William Blair Income Fund, the William Blair Ready Reserves Fund and other accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	2	$1,490,372,639	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	30	272,222,906	0	0

Christopher J. Vincent is responsible for the management of the Fund, the William Blair Income Fund, the William Blair Ready Reserves Fund and other accounts. As of December 31, 2006, information on these other accounts is as follows:

Type of Account	Number	Total Assets	Number Charged Performance Fees	Total Assets Charged Performance Fees
Registered investment companies	2	$1,490,372,639	0	$0
Other pooled investment vehicles	0	0	0	0
Other advisory accounts	16	500,562,764	0	0

Since the portfolio managers manage other accounts in addition to the Fund, conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of such other accounts on the other hand. However, the Advisor has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades. For more information on the policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades, see the section entitled “Brokerage and Fund Transactions” in this statement of additional information.

The compensation of the Advisor’s portfolio managers is based on the firm’s mission: “to achieve success for its clients.” Messrs. Kaplan and Vincent are principals of the Advisor, and as of December 31, 2006, their compensation consists of a fixed base salary, a share of the firm’s profits and, in some instances, a discretionary bonus. Mr. Armstrong, an associate of the Advisor, receives a fixed base salary and a discretionary bonus. The discretionary bonus as well as any potential changes to the principals’ ownership stakes is determined by the head of the Advisor’s Investment Management Department, subject to the approval of the Advisor’s Executive Committee and is based entirely on a qualitative assessment rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to the Advisor and its clients. Changes in ownership stake are based on an individual’s sustained, multi-year contribution to long-term investment performance, and to the Advisor’s revenue, profitability, intellectual capital and brand reputation. The compensation process is a subjective one that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account and no indices are used to measure performance. In addition, there is no particular weighting or formula for evaluating the factors.

As of December 31, 2006, Messrs. Armstrong, Kaplan and Vincent beneficially owned none of the equity securities of the Fund since the Fund had not yet commenced operations.

Distributor. Pursuant to separate Underwriting and Distribution Agreements, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, also is the principal underwriter and distributor (“Distributor”) for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.

Each Distribution Agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement. Each Distribution Agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by the Distributor upon 60 days’ notice. Termination by the Trust with respect to a class may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Agreement, or a “majority of the outstanding voting securities” of the class of the Fund, as defined under the 1940 Act. The Distribution Agreements may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Agreement.

The Fund has also adopted a plan under Rule 12b-1 (“Distribution Plan”) that provides for fees to compensate the Distributor for shareholder/distribution services for Class N shares. Because Rule 12b-1 fees are paid out of the assets of a Fund’s Class N shares on an ongoing basis, they will increase the cost of an investment in Class N shares and can cost more than other types of sales charges. For its services under the Distribution Plan, the Distributor receives a distribution fee from the Fund, payable monthly, at the annual rate of 0.15%, of average daily net assets attributable to Class N shares. As part of the Advisor’s agreement to absorb operating expenses of the Fund over certain amounts, the Distributor may waive a portion of the distribution fee of the Fund.

The Distribution Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred. The Distributor may pay all or a portion of its fee to financial services firms who assist in distributing or promoting the sale of Fund shares.

From time to time, the Distributor and financial service firms it appoints may engage in activities which jointly promote the sales of shares of multiple William Blair Funds, the cost of which may not be readily identifiable or related to any one William Blair Fund. Generally, the distribution expenses attributed to such joint distribution activities will be allocated among each William Blair Fund on the basis of its respective net assets.

The Distribution Plan continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan. The Distribution Plan may be terminated at any time without penalty by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Distribution Plan or by vote of a majority of the outstanding securities of Class N shares of the Fund. If the Distribution Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the Distribution Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor in excess of its fees under the Distribution Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Distribution Plan may or may not be sufficient to compensate the Distributor for its expenses incurred. The Distribution Plan may not be amended to increase the fee to be paid by the Fund with respect to its Class N shares without approval by a majority of the outstanding voting securities of Class N shares of the Fund and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the Distribution Plan.

The Board of Trustees considered various factors in making the determination that the Distribution Plan is reasonably likely to benefit the Fund and its shareholders, including: (1) the fact that the Fund would be primarily dependent for sales of its shares on broker-dealers which cannot be expected to sell Fund shares without compensation; (2) the likelihood that the Distribution Plan would stimulate sales of shares of the Fund and assist in increasing the asset base of the Fund in the face of competition from a variety of financial products; (3) the potential advantages to shareholders of the Fund of growth of the asset base of the Fund, including greater liquidity, more investment flexibility and achievement of greater economies of scale; (4) the formula pursuant to which the payment of fees under the Distribution Plan is determined; (5) the reasonableness of the fees to be paid under the Distribution Plan in view of the levels and types of services that the Distributor will provide; (6) the lack of reasonable alternative methods of distribution and payments thereof which would be equally effective; and (7) the fact that any significant increase in the asset value of the Fund would benefit the investment advisor of the Fund by increasing the fees payable to it.

Messrs. Armstrong, Brewer, Bundy, Fischer, Fording, Fuller, Golan, Greig, Hanig, Jancosek, Jostrand, Kaplan, Kilmer, Lanphier, Leslie, McClone, Mitchell, Pusinelli, Ricci, Ms. Seitz, Messrs. Smirl, Sullivan, Urbina, Vincent and Williams and Ms. Garavalia, who are trustees or officers of the Trust, are also principals or employees of the Advisor/Distributor as indicated under “Trustees and Officers.” Such persons, as well as the Advisor/Distributor, have a direct or indirect financial interest in the Distribution Plan and related Distribution Agreement. None of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the Distribution Plan and related Distribution Agreement.

The Advisor/Distributor is a limited liability company, the affairs of which are controlled by all its principals, none of whom owns more than 25% of the firm. The Executive Committee of the firm is comprised of E. David Coolidge, III, John R. Ettelson, Edgar D. Jannotta, Richard P. Kiphart, Albert J. Lacher, James D. McKinney, Carlette C. McMullan, Robert D. Newman and Michelle R. Seitz.

Other Payments to Third Parties and Affiliates. In addition to 12b-1 fees, the Fund may pay fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services provided to investors whose shares are held of record in omnibus, other group accounts retirement plans or accounts traded through registered securities clearing agents. The fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of assets serviced or maintained by the intermediary which may include a flat fee.

As of                      , 2007, the Fund anticipates that the following firms will receive additional payments as described above:

[ACS HR Solutions, LLC

Ameriprise Financial Services, Inc.

Charles Schwab & Company, Inc.

GWFS Equities, Inc

Hewitt Associates, LLC

J.P. Morgan Retirement Plan Services

KeyBank National Association

LPL Pension Advisors

National Financial Services Corporation (“Fidelity”)

National Investors Services Corp. (“T.D. Waterhouse”)

Nationwide Financial Services, Inc.

PFPC, Inc.

Pershing LLC

Prudential Investment Management Services, LLC

Putnam Defined Contribution Plans

Citigroup-Salomon Smith Barney

SunGard Institutional Brokerage, Inc.

T. Rowe Price Retirement Plan Services

Vanguard Group]

The Fund may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

As described in the Prospectus, the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments to intermediaries for the provision of the above noted services to intermediaries who otherwise sell shares of the Fund. Such payments are in addition to 12b-1 fees and/or record keeping/sub-transfer agency fees paid by the Fund.

The Distributor currently makes payments from its own assets in connection with the servicing, distribution and/or retention of Fund shares that generally range from 0.10% to 0.15% of assets serviced. These amounts are subject to change at the discretion of the Distributor.

As of                      , 2007, the Distributor anticipates that the following firms will receive additional payments as described above:

[ACS HR Solutions, LLC

Ameriprise Financial Services, Inc.

Charles Schwab & Company, Inc.

GWFS Equities, Inc

Hewitt Associates, LLC

J.P. Morgan Retirement Plan Services

KeyBank National Association

LPL Pension Advisors

National Financial Services Corporation (“Fidelity”)

National Investors Services Corp. (“T.D. Waterhouse”)

Nationwide Financial Services, Inc.

PFPC, Inc.

Pershing LLC

Prudential Investment Management Services, LLC

Putnam Defined Contribution Plans

Citigroup-Salomon Smith Barney

SunGard Institutional Brokerage, Inc.

T. Rowe Price Retirement Plan Services

Vanguard Group]

The Distributor may enter into additional arrangements or change or discontinue existing arrangements with intermediaries at any time without notice.

In addition to the payments described above, the Distributor may make payments to be a named sponsor of investment conferences at which the Fund is marketed. Such payments will be from the Distributor’s own resources and will not result in any additional costs to the Fund or its shareholders.

Brokers at the Distributor, whose clients purchase shares of the Fund and hold those shares for a period of time, receive from the Distributor (not the Fund) a one-time payment equal to 1% of the net asset value of the shares purchased.

The prospect of receiving, or the receipt of, additional compensation or promotional incentives described above by intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund over sales of shares of other mutual funds (or non-mutual fund investments) with respect to which the intermediary does not receive additional compensation or promotional incentives, or receives lower levels of additional compensation or promotional incentives. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that the Fund receives to invest on behalf of an investor. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and discuss this matter with your investment dealer/intermediary.

Although the Fund may use an intermediary that sells shares of the Fund to its customers to effect portfolio transactions for the Fund, the Distributor does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute those transactions.

Shareholder Administration Agreement. Shareholder administration is provided to Class N and Class I shares of the Fund under a Shareholder Administration Agreement with the Advisor. The Fund pays the Advisor a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily net assets attributable to Class N and Class I shares, respectively, of the Fund.

The Advisor may enter into related arrangements with various broker-dealer firms and other service firms (“firms”) that provide shareholder administration services and facilities for their customers or clients who are shareholders of the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing the administration services to their clients. Such administration services consist of the following: (a) aggregating and processing, or assisting in the aggregation and processing of purchase and redemption orders, (b) processing, or assisting in processing, confirmations concerning investor orders to purchase, redeem and exchange Fund shares, (c) receiving and transmitting, or assisting in the receipt and transmission of funds representing the purchase price or redemption proceeds of Fund shares, (d) processing dividend payments on behalf of investors, (e) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses for beneficial owners, (f) receiving, tabulating and transmitting proxies executed by investors, and (g) performing other related services that do not constitute “any activity which is primarily intended to result in the sale of shares” within the meaning of Rule 12b-l under the Investment Company Act of l940 or “personal and account maintenance services” within the meaning of the NASD Conduct Rules. The Advisor also may provide some of the above shareholder administration services and retain any portion of the fee under the Shareholder Administration Agreement not paid to firms.

Code of Ethics. The Trust and Advisor/Distributor have adopted a joint Code of Ethics (the “Code”) in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the “1940 Act”). The Code allows access persons to purchase and sell securities for their own accounts, subject to industry standard reporting requirements and trading restrictions. The Code requires that such persons, among other things, pre-clear their securities transactions, with certain limited exceptions. The Code also bans investment personnel from acquiring any securities in an initial public offering. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by the Fund. Finally, the Code provides for trading “black out” periods of seven calendar days for portfolio managers who may not trade in securities that have been purchased or sold by any mutual fund or other account managed by the portfolio manager. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.

Proxy Voting Policy. The Board of Trustees of the Trust has delegated proxy voting authority to the Advisor, who has agreed to vote the Fund’s proxies according to the Advisor’s proxy voting policies and procedures. The Advisor’s Proxy Voting Policy Statement and Procedures (the “Proxy Voting Policy”) provides that the Advisor will vote proxies solely in the best interest of its clients, including the Trust, in their capacity as shareholder of a company. The Proxy Voting Policy addresses, among other things, conflicts of interest that may arise between the interests of the Advisor and its affiliates and the interests of the Trust and sets forth the Advisor’s procedures for voting proxies.

The Advisor’s Domestic Proxy Voting Guidelines and International Proxy Voting Guidelines (the “Guidelines”) set forth the Advisor’s general position on frequent proxy proposals, such as routine matters, shareholder rights, anti-takeover matters, proxy contests, capital structure, executive and director compensation and social and environmental issues. To the extent a particular proposal is not covered by the Guidelines or the Guidelines provide for voting on a “case-by-case” basis, the Advisor’s proxy administrator will consult the Advisor’s Proxy Policy Committee, which will review the issues and vote proxies based on information from the company, the Advisor’s internal analysis and third party research services. Although the Guidelines set forth the Advisor’s general position on various proposals, the Advisor may determine under some circumstances to vote contrary to those positions. The Advisor will report any such contrary votes to the Trust’s Board of Trustees.

As indicated above, the Proxy Voting Policy describes the way in which the Advisor will address potential conflicts of interest. If any of the potential conflicts which the Advisor has identified in the Proxy Voting Policy arises with respect to a matter, the Proxy Policy Committee will vote all such proxies in accordance with the Guidelines, unless the Guidelines have no recommendation or provide for a vote on a “case-by-case” basis. In such case, the Proxy Policy Committee will vote consistent with the voting recommendation provided by Institutional Shareholder Services, an independent third party research provider.

In international markets where share blocking applies, the Advisor typically will not vote proxies due to liquidity constraints. Share blocking is the “freezing” of shares for trading purposes in order to vote proxies. Share blocking typically takes place between one and twenty days before a shareholder meeting, depending on the market. While shares are frozen, they may not be traded. Therefore, there is the potential for a pending trade to fail if trade settlement falls on a date during the blocking period or the Fund would not be able to sell a security if the portfolio manager believed it advisable if share blocking were in effect.

Information about how the Fund voted proxies during the most recent 12-month period ended June 30 can be obtained by visiting the Trust’s website at www.williamblairfunds.com or by visiting the SEC’s website at www.sec.gov.

Trustees and Officers. The trustees and officers of the William Blair Funds, their years of birth, their principal occupations during the last five years, their affiliations, if any, with William Blair & Company, L.L.C., and other significant affiliations are set forth below. The address of each officer and trustee is 222 West Adams Street, Chicago, Illinois 60606.

Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Frederick Conrad Fischer, 1934*	Chairman of the Board of Trustees	Since 1987	Principal, William Blair & Company, L.L.C.; Partner, APM Limited Partnership	16	Trustee Emeritus, Chicago Child Care Society, a non-profit organization; Trustee Emeritus Kalamazoo College

Michelle R. Seitz, 1965*	Trustee	Since 2002	Principal, William Blair & Company, L.L.C.	16	N/A

*	Mr. Fischer and Ms. Seitz are interested persons of the Trust because they are principals of William Blair & Company, L.L.C., the Trust’s investment advisor and principal underwriter.

Non-Interested Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

Ann P. McDermott, 1939	Trustee	Since 1996	Board member and officer for various civic and charitable organizations over the past thirty years; professional experience prior thereto, registered representative for New York Stock Exchange firm	16	Northwestern University, Women’s Board; Rush Presbyterian St. Luke’s Medical Center, Women’s Board; University of Chicago, Women’s Board; Visiting Nurse Association, Honorary Director

Phillip O. Peterson, 1944	Trustee	Since 2007	Trustee of Strong Funds Liquidating Trusts since 2005 and President, Strong Mutual Funds, 2004-2005; formerly, Partner, KPMG LLP	16	The Hartford Group of Mutual Funds (87 portfolios)

Donald J. Reaves, 1946[2]	Trustee	Since 2004	Vice President for Administration and Chief Financial Officer, University of Chicago since 2002. Executive Vice President and Chief Financial Officer, Brown University from 1993 to 2002	16	American Student Assistance Corp.; Amica Mutual Insurance Company

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
Donald L. Seeley, 1944	Trustee	Since 2003	Director, Applied Investment Management Program, University of Arizona Department of Finance; Formerly Vice Chairman and Chief Financial Officer, True North Communications, Inc., marketing communications and advertising firm	16	Warnaco Group, Inc. intimate apparel, sportswear, and swimwear manufacturer; Center for Furniture Craftsmanship (not-for-profit),

Thomas J. Skelly, 1951	Trustee	Since 2007	Director and Chairman of the US Accenture Foundation, Inc.; Formerly Managing Partner of various divisions at Accenture	16	N/A

Robert E. Wood II, 1938	Trustee	Since 1999	Retired, formerly Executive Vice President, Morgan Stanley Dean Witter	16	Chairman, Add-Vision, Inc., manufacturer of surface animation systems; Micro-Combustion, LLC

(1)

Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement or removal as provided in the Trust’s Declaration of Trust. Retirement for Non-Interested Trustees occurs no later than at the conclusion of the first regularly scheduled Board meeting of the Trust’s fiscal year that occurs after the Non-Interested Trustee’s 72nd birthday.

(2)	In his role as chief financial officer at the University of Chicago, Mr. Reaves has a working relationship with E. David Coolidge III, Vice Chairman of the Advisor’s Executive Committee who is also a trustee of the University of Chicago and the chair of the University’s financial planning committee.

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office[3] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Marco Hanig, 1958	President	Since 1999	Principal, William Blair & Company, L.L.C.

Karl W. Brewer, 1966	Senior Vice President	Since 2000	Principal, William Blair & Company, L.L.C.

Name and Year of Birth	Position(s) Held with Trust	Term of Office[3] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Harvey H. Bundy, III, 1944	Senior Vice President	Since 2003	Principal, William Blair & Company, L.L.C.

Mark A. Fuller, III, 1957	Senior Vice President	Since 1993	Principal, William Blair & Company, L.L.C.

James S. Golan, 1961	Senior Vice President	Since 2005	Principal, William Blair & Company, L.L.C.

W. George Greig, 1952	Senior Vice President	Since 1996	Principal, William Blair & Company, L.L.C.

Michael A. Jancosek, 1959	Senior Vice President Vice President	Since 2004 2000-2004	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.

John F. Jostrand, 1954	Senior Vice President	Since 1999	Principal, William Blair & Company, L.L.C.

James S. Kaplan, 1960	Senior Vice President Vice President	Since 2004 1995-2004	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.

Robert C. Lanphier, IV, 1956	Senior Vice President	Since 2003	Principal, William Blair & Company, L.L.C.

Todd M. McClone, 1968	Senior Vice President Vice President	Since 2006 2005-2006	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.

David S. Mitchell, 1960	Senior Vice President Vice President	Since 2004 2003-2004	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.

Gregory J. Pusinelli, 1958	Senior Vice President	Since 1999	Principal, William Blair & Company, L.L.C.

David P. Ricci, 1958	Senior Vice President	Since 2006	Principal, William Blair & Company, L.L.C.

Name and Year of Birth	Position(s) Held with Trust	Term of Office[3] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jeffrey A. Urbina, 1955	Senior Vice President	Since 1998	Principal, William Blair & Company, L.L.C.

Christopher J. Vincent, 1956	Senior Vice President Vice President	Since 2004 2002-2004	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.; former Managing Director/Senior Portfolio Manager, Zurich Scudder Investments

Colin J. Williams,	Senior Vice President Vice President	Since 2007 2006-2007	Principal, William Blair & Company, L.L.C. Associate, William Blair & Company, L.L.C.

Richard W. Smirl, 1967	Chief Compliance Officer	Since 2004	Principal, William Blair & Company, L.L.C.; former Chief Legal Officer, Strong Capital Management

Benjamin J. Armstrong,	Vice President	Since 2007	Associate, William Blair & Company, L.L.C.

David C. Fording, 1967	Vice President	Since 2006	Associate, William Blair & Company, L.L.C. former Portfolio Manager, TIAA-CREF

Chad M. Kilmer, 1975	Vice President	Since 2006	Associate, William Blair & Company, L.L.C.; former analyst and portfolio manager US Bancorp Asset Management, 2004 to 2006 and analyst Gabelli Woodland Partners 2001 to 2004.

Mark T. Leslie, 1967	Vice President	Since 2006	Associate, William Blair & Company, L.L.C. former Portfolio Manager, US Bancorp Asset Management

Terence M. Sullivan, 1944	Vice President and Treasurer	Since 1987	Associate, William Blair & Company, L.L.C.

Colette M. Garavalia, 1961	Secretary	Since 2000	Associate, William Blair & Company, L.L.C.

(3)	The Trust’s officers, except the Chief Compliance Officer, are elected annually by the Board of Trustees. The Trust’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of independent trustees.

Board of Trustees. Under the laws of the State of Delaware, the Board of Trustees is responsible for managing the Trust’s business and affairs. The Board is currently comprised of eight trustees, six of whom are classified under the 1940 Act as “non-interested” persons of the Trust and are often referred to as “independent trustees.” The Board has three standing committees – an Audit Committee, a Nominating and Governance Committee and a Valuation Committee.

The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control systems, as well as, the work of the independent auditors. The members of the Audit Committee, all of whom are independent trustees, include Messrs. Seeley (Chairperson), Peterson, Reaves, Skelly and Wood and Ms. McDermott. The Audit Committee held four meetings in 2006.

The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust’s Board Governance and Procedures Guidelines. The members of the Nominating and Governance Committee, all of whom are independent trustees, include Ms. McDermott (Chairperson) and Messrs. Peterson, Reaves, Seeley, Skelly and Wood. Pursuant to the Trust’s Governance Procedures and Guidelines, shareholders may submit suggestions for Board candidates by sending a resume of a candidate to the Secretary of the Trust for the attention of the Chairman of the Nominating and Governance Committee. The Nominating and Governance Committee held four meetings in 2006.

The Valuation Committee is responsible for determining the fair value of the Fund’s securities or other assets under the circumstances specified in the Trust’s Valuation Procedures. The members of the Valuation Committee include Mr. Fischer (interested trustee) and Mr. Wood (independent trustee). Another independent trustee will serve in the place of Mr. Wood in the event that he is unavailable. The Valuation Committee held four meetings in 2006.

Trustee Compensation. Trustees who are not affiliated with the Advisor receive an annual retainer of $17,000 plus $3,000 for each meeting attended in person plus expenses, $1,500 for each meeting by telephone and $3,000 for committee meetings held on a different day from a board meeting (except for meetings of the Valuation Committee for which the trustees receive no additional consideration). Effective January 1, 2007, the Chairpersons of the Audit Committee and Nominating and Governance Committee each receive an additional retainer of $2,000 for serving in such positions. The trustees receive one-half of the annual retainer in cash and the other half is invested in Fund shares as directed by the trustees. The trustees and officers affiliated with the Advisor receive no compensation from the Trust.

The following table sets forth the compensation earned from the Trust for the fiscal year ended December 31, 2006 by trustees who are not affiliated with the Advisor:

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation
Ann P. McDermott	$42,500	$0	$0	$42,500
Phillip O. Peterson(1)	$0	$0	$0	$0
Donald J. Reaves	$42,500	$0	$0	$42,500
Donald L. Seeley	$42,500	$0	$0	$42,500
Thomas J. Skelly(1)	$0	$0	$0	$0
Robert E. Wood II	$42,500	$0	$0	$42,500

	$170,000	$0	$0	$170,000

(1)	Messrs. Peterson and Skelly were elected as Trustees at a Shareholders’ Meeting held November 30, 2006, effective at the conclusion of the February 15, 2007 Board Meeting.

Trustees’ and Officers’ Holdings of Fund Shares. The following table sets forth, for each trustee, the dollar range of shares owned in the Fund as of December 31, 2006, as well as the aggregate dollar range of shares in the Trust as of the same date.

Name of Trustee and Dollar Range of Fund Shares Owned
	Interested Trustees		Non-Interested Trustees
Name of Fund	F. Conrad Fischer	Michelle R. Seitz	Ann P. McDermott	Phillip O. Peterson	Donald J. Reaves	Donald L. Seeley	Thomas J. Skelly	Robert E. Wood II

Bond Fund(1)	None	None	None	None	None	None	None	None

Aggregate Dollar Range of Trust Shares Owned	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001- $50,000	Over $100,000	Over $100,000	Over $100,000

(1)	The Fund commenced operations on , 2007.

Principal Shareholders. As of the date hereof, the Advisor owned all outstanding shares of the Fund. Shareholders who have the power to vote a large percentage of shares (at least 25%) of the Fund can control the Fund and could determine the outcome of a shareholders’ meeting.

Trustees’ Holdings in the Advisor and Certain Affiliates. In addition to investing in the various Funds of the Trust, independent trustees may invest in limited partnerships that are managed by the Advisor or an affiliate of the Advisor. The independent trustees may also from time to time, invest in third party investment ventures in which affiliates and employees of the Advisor also invest. In addition, Ms. McDermott and Mr. Seeley employ the Advisor to manage assets that they control.

The following table sets forth, as of December 31, 2006, the beneficial or record ownership of the securities of the Advisor or any entity other than another registered investment company, controlling, controlled by or under common control with the Advisor. This information is provided for each independent trustee, as applicable, and his or her immediate family members.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities(2)	Percent of Class
Ann P. McDermott	McDermott Brothers, a general partnership between John H. McDermott (husband) and Robert B. McDermott (brother-in-law)	William Blair Capital Partners V, L.P.	(1)	$45,910	0.55%

		William Blair Capital Partners VI, L.P.	(1)	$242,076	0.45%

		William Blair Capital Partners VII, QP, L.P.	(1)	$998,165	0.41%

		William Blair New World Ventures, L.P.	(1)	$146,194	1.29%

(1)	Interests in limited partnerships or limited liability company.

(2)	Values are based on estimated fair market values as of December 31, 2006.

Brokerage and Fund Transactions. Decisions on portfolio transactions (including the decision to buy or sell, the appropriate price, allocation of brokerage, use of a broker as agent or dealer as principal and negotiation of commissions) normally are made by the Advisor. In purchasing and selling portfolio securities, the Trust seeks to obtain the most favorable overall result, taking into account the net price, the method of execution and research services provided by the broker. Such research services include economic forecasts and analytical, narrative and statistical reports on industries and companies for consideration by the Trust and the Advisor’s other clients.

Portfolio transactions may increase or decrease the return of the Fund depending upon the Advisor’s ability to correctly time and execute such transactions. A portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases (excluding in either case cash equivalents, such as short-term corporate notes) by the portfolio’s monthly average net assets and multiplying by 100 (with all securities with maturities and expirations of one year or less excluded from the computation). The Fund’s turnover rate will also vary from year to year depending on market conditions.

Selection of a broker for a particular portfolio transaction depends on many factors, some of which are subjective and which include the net price, the confidentiality, reliability, integrity, the size and nature of the transaction and the market in which it is to occur and any research or other services that the broker has provided. The Advisor does not consider the sale of Fund shares in selecting brokers. The Advisor determines the overall reasonableness of brokerage commissions and of premiums and discounts on principal transactions (which do not involve commissions) by review of comparable trades for the Advisor’s other clients and in the market generally. If more than one broker is believed to be equally qualified to effect a portfolio transaction, the Advisor may assign the transaction to a broker that has furnished research services, but the Advisor has no agreement, formula or policy as to allocation of brokerage.

The Trust may pay to brokers that provide research services to the Advisor a commission higher than another broker might have charged if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Advisor’s overall responsibility to its advisory accounts. The extent to which such commissions exceed commissions solely for execution cannot be determined, but such research services, which are involved in portfolio transactions for the Trust and for the Advisor’s other advisory accounts, can be of benefit to both the Trust and such other accounts. The value of research services that are provided by brokers who handle portfolio transactions for the Trust cannot be precisely determined and such services are supplemental to the Advisor’s own efforts, which are undiminished thereby. The Advisor does not believe that its expenses are reduced by reason of such services, which benefit the Trust and the Advisor’s other clients. Transactions in over-the-counter securities are generally executed as principal trades with primary market makers, except where it is believed that a better combination of price and execution could otherwise be obtained. The Advisor receives research products and services from broker/dealers and third parties in the form of written reports on individual companies and industries of particular interest to the Advisor, general economic conditions, pertinent Federal and State legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, and industry experts; comparative performance and evaluation and technical measurement services for issuers, industries and the market as a whole; access to and monitoring of equity valuation models; and services from recognized experts on investment matters of particular interest to the Advisor.

The Advisor does not use the Fund’s brokerage commissions to pay for non-research items.

Generally, the investment decisions for the Fund are reached independently from those for other accounts managed by the Advisor. However, some other accounts may make investments in the same type of instruments or securities as the Fund at the same time as the Fund. Such other accounts may include private investment funds operated by the Advisor which compete directly with the Fund for securities—particularly those sold in private placements or initial public offerings (“IPOs”); the Advisor and its personnel may stand to benefit more personally from good investment performance by these private investment funds than by equivalent performance of the Fund. In those instances where the Fund and another client of the Advisor trade in the same type of instrument at the same time, the Advisor has established allocation procedures to allocate such trades among its various clients and the Fund equitably. In some cases this procedure may affect the size or price of the position obtainable for the Fund. However, it is the opinion of the Board of Trustees that the benefits available because of the Advisor’s organization outweigh any disadvantages that may arise from exposure to simultaneous transactions.

Although the Advisor may execute portfolio transactions for the Fund under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted and reviewed periodically by the Board of Trustees, the Advisor or any affiliated broker-dealer of the Advisor is not compensated for executing portfolio transactions for the Fund. The Fund may purchase securities from other members of an underwriting syndicate of which the Advisor or an affiliated broker-dealer is a participant, but only under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted by the Board of Trustees.

Disclosure of Portfolio Holdings. The Fund does not disseminate nonpublic information about portfolio holdings except in accordance with the Trust’s policies and procedures. The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holding information to be shared with the Trust’s service providers and others who generally need access to such information in the performance of their duties and responsibilities, such as the Trust’s Advisor, custodian, pricing services, fund accountants, independent public accountants, attorneys, officers and trustees. In addition, the Fund’s portfolio holdings may be discussed with third parties (e.g., broker/dealers) for the purpose of analyzing or trading such securities. Portfolio holding information may also be disclosed to rating agencies and companies that collect information about mutual funds (such as Morningstar, S&P and Lipper Analytical Services) only after its public disclosure.

The Fund’s complete portfolio holdings as of the end of each calendar month are posted on the Trust’s website, www.williamblairfunds.com, on or about fifteen days after the month-end. This posted information generally remains accessible for thirty days, until the Trust posts the information for the next calendar month to the Trust’s website. The Fund’s specific portfolio holdings may be disclosed sooner than fifteen or thirty days, as applicable, after the month-end if they are publicly disseminated (e.g., via the Trust’s website or interviews with the news media).

Any disclosure of portfolio holdings or characteristics not addressed by the Trust’s policies and procedures must be submitted to the Chief Compliance Officer for review before dissemination. Prior to such disclosure, the Chief Compliance Officer must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep information confidential and agrees in writing not to disclose, trade or make any investment recommendation based on the information received. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information.

The Chief Compliance Officer provides the Board of Trustees with reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Fund discloses its portfolio holdings to the extent required by law.

INVESTMENT POLICIES AND RESTRICTIONS

The Trust has adopted certain fundamental investment restrictions for each portfolio that, along with the Fund’s investment objective, cannot be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, which is defined in the 1940 Act to mean the lesser of (a) 67% of the shares of the portfolio at a meeting where more than 50% of the outstanding voting shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding voting shares of the Fund. All percentage restrictions on investments apply at the time the investment is made and shall not be considered to violate the applicable limitation. There can be no assurance that the Fund will meet its investment objective.

The following fundamental investment restrictions apply to the Fund:

Concentration.

The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Senior Securities and Borrowing. The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof may permit.

Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund may not purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instrument; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instrument; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, or investing in securities that are secured by physical commodities.

Lending. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

The following are the Fund’s non-fundamental operating policies, which may be changed by the Trust’s Board of Trustees without shareholder approval.

The Fund may not:

(1)	Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer.

(2)	Purchase more than 10% of any class of securities of any issuer, except that such restriction shall not apply to securities issued or guaranteed by the United States Government, its agencies or instrumentalities. All debt securities and all preferred stocks are each considered as one class.

(3)	Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(4)	Purchase common stocks.

(5)	Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds.

INVESTMENT PRACTICES

The Prospectuses describe the Fund’s investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. The following discussion supplements the discussion contained in the Prospectuses, including the Investment Glossary at the end of the Prospectuses.

Borrowings. Note: Presently, the Fund only intends to borrow from banks for temporary or emergency purposes. However, the Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

Collateralized Obligations. Mortgage-Backed Securities. Collateralized obligations include mortgage-backed collateralized obligations (“mortgage-backed securities”). Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There currently are three basic types of mortgage-backed securities: (1) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA (Government National Mortgage Association), FNMA (Federal National Mortgage Association) and FHLMC (Federal Home Loan Mortgage Corporation); (2) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but that usually have some form of private credit enhancement.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a portfolio purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a portfolio purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce it.

Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by the portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed income securities from declining interest rates because of the risk of prepayment.

Guaranteed Mortgage Pass-Through Securities. Mortgage pass-through securities represent participation interests in pools of residential mortgage loans originated by United States Governmental or private lenders and guaranteed, to the extent provided in such securities, by the United States Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the services of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the portfolio will invest will include those issued or guaranteed by GNMA, FNMA and FHLMC.

GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates (“Ginny Mae Certificates”) that are based upon and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act or Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (VA Loans), or by pools of other eligible mortgage loans. Ginny Mae Certificates represent a pro rata interest in one or more pools of eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the United States Treasury with no limitations as to amount.

FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA was originally established in 1938 as a United States Government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate will entitle the registered holder thereof to receive amounts representing the holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans) and any principal prepayments, on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the United States Government. FNMA has limited rights to borrow from the United States Treasury.

FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended. FHLMC was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing. The principal activity of FHLMC currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

FHLMC guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received. FHLMC also guarantees to each holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not always guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs last, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the United States Government. FHLMC has limited rights to borrow from the United States Treasury.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities (“private pass-throughs”) are structured similarly to the Ginny Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Private pass-throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private pass-throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. See “Types of Credit Support,” below.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. Collateralized mortgage obligations, or “CMOs,” are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginny Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as “Mortgage Assets”). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets and any reinvestment income thereon provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities (“SMBS”) are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all the interest (the interest-only or “IO” class), while the other class will receive all the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets and a rapid rate of principal payments may have a material adverse effect on the portfolio’s yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the portfolio may fail to fully recoup its initial investment in these securities.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed and, accordingly, may have less liquidity than other securities. The portfolio will invest only in IO and PO class mortgage obligations collateralized by securities guaranteed by the United States Government.

Types of Credit Support. Mortgage-backed and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “overcollateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based upon historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. The Fund may invest in these and other types of asset-backed securities that may be developed in the future.

As with mortgage-backed securities, the yield characteristics of asset-backed securities differ from traditional debt securities. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques. See “Mortgage-Backed Securities,” above. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Although certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities, during any particular period, the predominant factors affecting prepayment rates on mortgage-backed securities and asset-backed securities may be different.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the services to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Inverse Floaters. The Fund may invest in mortgage derivative products like inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. The income from an inverse floater may be magnified to the extent that its rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of magnification in an inverse floater, the greater the volatility in its market value. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The coupon of an inverse floating rate note moves inversely to the movement of interest rates. In addition, mortgage-backed inverse floaters will experience approximately the same changes in average lives and durations that other comparable fixed-rate mortgage-backed bonds do when prepayments rise and fall with declines and increases in interest rates. In a rising interest rate environment, the declining coupon coupled with the increase in the average life can magnify the price decline relative to a fixed-rate obligation. Conversely, rate declines increase coupon income and gradually shorten the average life, which tends to amplify the price increase. Inverse floaters are typically priced based on a matrix.

Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

The convertible securities in which the Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer. The Fund will not covert or exchange convertible securities it owns into the underlying shares of common stock.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds.

Derivative Instruments. In General. The Fund may use derivative instruments solely for the purpose of bona fide hedging or risk management. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities. These “other assets” are commonly referred to as “underlying assets.”

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (“OTC”) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to “lock-in” realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than “traditional” securities (i.e., stocks or bonds) would.

Exchange and OTC Derivatives. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterpart of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterpart. OTC transactions are subject to additional risks, such as the credit risk of the counterpart to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor’s decision to engage in a derivative transaction will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund’s entire portfolio and investment objective.

(2) Credit Risk. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterpart to comply with the terms of a derivative instrument. The counterpart risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterpart to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterpart will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counter parties that the Advisor reasonably believes are capable of performing under the contract.

(3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the hedged position are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterpart of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund might be required by applicable regulatory requirement to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Funds’ ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterpart to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside gain in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterpart that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or “Interconnection” Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission (“CFTC”), and various state regulatory authorities. In addition, the Fund’s ability to use derivative instruments may be limited by certain tax considerations. The Fund has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” with the CFTC and the National Futures Association, which regulate trading in the futures markets.

The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund’s assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund’s assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or the segregation of the Fund’s assets. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not “covered”. The Fund will also segregate cash and/or appropriate liquid assets if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

Options. The Fund may use options for any bona fide hedging or risk management purpose. An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (“strike price” or “exercise price”) at or before a certain time (“expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Funds may buy or write (sell) put and call options on assets, such as securities, currencies, futures, financial commodities, and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option. If it is exercisable only at certain times, it is a “Bermuda” option.

The Fund may purchase (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate a right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate an obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction (“counterpart”) (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterpart to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterpart to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterpart, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Funds, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterpart, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund also may engage in options transactions as described above on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Futures Contracts. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

The Fund may use futures contracts solely for the purpose of bona fide hedging or risk management. The Fund’s primary purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund’s exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund is unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

Swap Agreements. The Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Fund will use such instruments solely for the purpose of bona fide hedging or risk management, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceeds a specified rate or amount, or “cap;” floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or “floor;” and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements, interest or values exceeding given minimum or maximum levels.

The Fund may also enter into credit default swaps. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event. The buyer of protection pays the seller a fixed regular fee provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. Credit default swaps are used as a means of “buying” credit protection, i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of the Fund’s holdings, or “selling” credit protection, i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer. Where the Fund is a seller of credit protection, it effectively adds leverage to its portfolio because, in addition, to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The Fund will only sell credit protection with respect to securities in which it would be authorized to invest directly.

If the Fund is a buyer of a credit default swap and no event of default occurs, the Fund will lose its investment and recover nothing. However, if the Fund is a buyer and an event of default occurs, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income through the term of the contract (typically between six months and three years), provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterpart will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, they are less liquid than swaps. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterpart. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”) may limit the Fund’s ability to use swap agreements. The swaps market is largely unregulated.

The Fund will enter swap agreements only with counter parties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Additional Derivative Instruments and Strategies. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects additional derivative instruments and other hedging or risk management techniques to develop from time to time. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations, operating policies, and applicable regulatory authorities.

Foreign Securities. The Fund may invest in foreign securities. The Fund may only invest in U.S. dollar denominated securities. The Fund may invest in securities issued by foreign governments, agencies and corporations. Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Most of the foreign securities held by the Fund will not be registered with the Securities and Exchange Commission (the “SEC”), nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The Fund’s net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that the Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the costs of maintaining custody of foreign securities exceeds custodian costs for domestic securities and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

Investments in some foreign countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to portfolio shareholders. Further, no accounting standards exist in certain foreign countries.

Some price spread in currency exchange (to cover service charges) will be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

High-Yield/High-Risk Securities. The Fund may invest in high-yield/high-risk securities. High-yield/high-risk securities (or “junk” bonds) are debt securities rated below investment grade by the primary rating agencies (such as Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.). The Fund may only invest up to 10% of its net assets in high-yield securities.

High-yield securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk to principal and income, and may be less liquid, than securities in the higher rating categories. Issuers of such high-yield securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high-yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high-yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect the Fund’s net asset value.

The Fund may have difficulty disposing of certain high-yield securities because they may have a thin trading market. Because not all dealers maintain markets in all high-yield securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on the market price and the Fund’s ability to dispose of particular issues and may also make it more difficult for a fund to obtain accurate market quotations for purposes of valuing the Fund’s assets. Market quotations generally are available on many high-yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

Hybrid Bonds. The Fund may invest in hybrid bonds. Hybrid bonds are securities which have debt and equity characteristics. Like other bonds, hybrid bonds have periodic coupon payments and a stated maturity and the issuer pays interest pre-tax. Like equity securities, hybrid bonds fall below senior debt in an issuer’s capital structure and have features that allow the issuer to skip payments without defaulting.

Illiquid Securities. Illiquid securities are securities that are not readily marketable. The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight for such determinations. The Board of Trustees has approved procedures that allow the Advisor to deem Section 4(2) commercial paper liquid only if the Advisor determines that there is no significant difference between Section 4(2) commercial paper and traditional commercial paper based upon an evaluation of the following characteristics: (i) market characteristic, such as the nature of the security and the nature of marketplace trades; (ii) trading characteristics, such as the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers; and (iii) the quality of the issue or issuer. With respect to the Fund’s foreign holdings or unregistered securities, a foreign or unregistered security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market or resold to institutional investors and the facts and circumstances support a finding of liquidity.

Investment Companies. The Fund may invest a portion of its assets into shares of the William Blair Ready Reserves Fund subject to the rules of 1940 Act.

The Advisor does not receive an advisory fee from the William Blair Ready Reserves Fund for managing the uninvested cash of the Fund.

Lending. The Fund may from time to time lend securities (but not in excess of 75% of its assets) from its portfolio to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, government agency securities, U.S. Government instrumentality securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned plus accrued interest; (2) the portfolio may at any time call the loan and regain the securities loaned; and (3) the Advisor has reviewed the creditworthiness of the borrower and has found it satisfactory. The Fund will receive from the borrower amounts equal to the interest paid on the securities loaned and will also earn income for having made the loan. Any cash collateral will be invested in short-term securities, the income from which will increase the return to the portfolio. The risks associated with lending portfolio securities are similar to those of entering into repurchase agreements.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that the Fund is entitled to sell the underlying collateral. The loss, if any, to the Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker-dealers and banks with which the Fund enters into repurchase agreements. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund would be in a position where more of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), than is permitted by its investment restrictions, the Fund will take such steps as it deems advisable, if any, to protect liquidity.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed if, in the judgment of the Advisor, investments in the Fund’s usual markets or types of securities become decidedly unattractive because of current or anticipated non-normal market conditions, including adverse economic, financial, political and social factors. Generally, the Fund will remain fully invested, and the Advisor will not attempt to time the market. However, if a significant adverse market action is anticipated, investment-grade debt securities may be held without limit as a temporary defensive measure. Normally, the Fund does not purchase any securities with a view to quick turnover for capital gains. For temporary defensive purposes, the Fund may invest up to 100% of its assets in other types of securities, including high-quality commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements, or it may retain funds in cash. At such time as the Advisor determines that the Fund’s defensive strategy is no longer warranted, the Fund will adjust its portfolio back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

U.S. Government Securities. There are two broad categories of U.S. government-related debt instruments: (a) direct obligations of the U.S. Treasury, and (b) securities issued or guaranteed by U.S. government agencies.

Examples of direct obligations of the U.S. Treasury are Treasury Bills, Notes, Bonds and other debt securities issued by the U.S. Treasury. These instruments are backed by the “full faith and credit” of the United States. They differ primarily in interest rates, the length of maturities and the dates of issuance. Treasury bills have original maturities of one year or less. Treasury notes have original maturities of one to ten years and Treasury bonds generally have original maturities of greater than ten years.

Some agency securities are backed by the full faith and credit of the United States (such as Maritime Administration Title XI Ship Financing Bonds and Agency for International Development Housing Guarantee Program Bonds) and others are backed only by the rights of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank Bonds and Federal National Mortgage Association Bonds), while still others, such as the securities of the Federal Farm Credit Bank, are supported only by the credit of the issuer. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

U.S. government securities may include “zero coupon” securities that have been stripped by the U.S. government of their unmatured interest coupons and collateralized obligations issued or guaranteed by a U.S. government agency or instrumentality.

Interest rates on U.S. government obligations may be fixed or variable. Interest rates on variable rate obligations are adjusted at regular intervals, at least annually, according to a formula reflecting then current specified standard rates, such as 91-day U.S. Treasury bill rates. These adjustments generally tend to reduce fluctuations in the market value of the securities.

The government guarantee of the U.S. government securities in the Fund’s portfolio does not guarantee the net asset value of the shares of the Fund. There are market risks inherent in all investments in securities and the value of an investment in the Fund will fluctuate over time. Normally, the value of investments in U.S. government securities varies inversely with changes in interest rates. For example, as interest rates rise the value of investments in U.S. government securities will tend to decline, and as interest rates fall the value of the Fund’s investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments with respect to certain Mortgage-Backed Securities, such as GNMA Certificates. Prepayments of high interest rate Mortgage-Backed Securities during times of declining interest rates will tend to lower the return of the Fund and may even result in losses to the Fund if some securities were acquired at a premium. Moreover, during periods of rising interest rates, prepayments of Mortgage-Backed Securities may decline, resulting in the extension of the Fund’s average portfolio maturity. As a result, the Fund’s portfolio may experience greater volatility during periods of rising interest rates than under normal market conditions

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued or Delayed Delivery Transactions. The Fund may purchase newly issued securities on a when-issued basis and may purchase or sell portfolio securities on a delayed delivery basis. When the Fund purchases securities on a when-issued or a delayed delivery basis, it becomes obligated to purchase the securities and it has all the rights and risks attendant to ownership of the securities, although delivery and payment occur at a later date. The Fund will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

At the time the Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Normally, settlement occurs within one month of the purchase or sale.

To the extent the Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing securities on a when-issued or delayed delivery basis, the Fund will segregate cash or liquid securities equal to the value of such contracts.

ADDITIONAL INFORMATION ABOUT THE FUND

General. The public offering price of all share classes of the Fund is the next determined net asset value. No initial sales charge or contingent deferred sales charge is imposed. Since the Fund’s shares are sold without an initial sales charge, the full amount of the investor’s purchase payment will be invested in shares for the investor’s account. Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt by the Distributor of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see “Net Asset Value”) and received by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day (“trade date”). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund’s shares. Some may establish a higher minimum investment requirement than established by the Fund. Firms may arrange with their clients for other investments or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients’ return. Firms also may hold the Fund’s shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund’s transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Distributor for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their client’s accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and reimbursement of cash dividends. Such firms may receive compensation from the Fund through the Distributor for these services. This statement of additional information should be read in connection with such firms’ material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made by this statement of additional information and reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The Trust has authorized certain members of the NASD, other than the Distributor to accept purchase and redemption orders for the Fund’s shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund’s behalf. Orders for purchase or redemption will be deemed to have been received by the Trust when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Trust and the broker, ordinarily orders will be priced at the Fund’s net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Trust and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trust and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

The Trust has established minimum investment requirements which are described in the Prospectuses. For Class N shares of the Fund, lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans and certain wrap fee programs. The minimum initial investment for investments made through the wrap programs referred to in the previous sentence is $2,500. For omnibus accounts that meet the minimum investment requirement, the Trust does not impose any minimum investment amounts for sub-accounts, although the firm holding the omnibus account may impose its own minimum investment requirements.

Eligibility. In addition to the eligibility requirements set forth in the prospectus, the following types of investors may invest in the following classes of shares:

Class I:

(1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of William Blair and its affiliates and rollover accounts from those plans; and

(2) investment companies managed by the Advisor that invest primarily in other investment companies.

Summary of Ongoing Fees for Class N Shares. Under a Distribution Plan, the Fund pays a distribution fee to the Distributor, payable monthly, at the annual rate of 0.15% of average daily net assets attributable to Class N shares. The fee is accrued daily as an expense of Class N shares. Under a shareholder administration agreement, Class N shares of the Fund also pay a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily assets attributable to the Fund’s Class N shares.

Summary of Ongoing Fees for Class I Shares. The Fund does not pay a distribution fee for Class I shares. Under a shareholder administration agreement, Class I shares of the Fund pay a shareholder administration fee, payable monthly, at an annual rate of 0.15% of average daily net assets attributable to the Fund’s Class I shares.

Share Certificates. Share certificates will not be issued for any share class of the Fund.

Suspension of Redemption or Delay in Payment. The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the Securities and Exchange Commission, so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Securities and Exchange Commission may permit by order for protection of the Trust’s shareholders.

Special Redemptions. Although it is the present policy of the Fund to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record. Distributions of portfolio instruments in redemption of shares is a taxable event for federal income tax purposes.

Exchange Privilege. Shareholders of Class N and Class I shares may exchange their shares for shares of the corresponding class of other William Blair Funds in accordance with the provisions below.

Class N Shares. Class N shares of the William Blair Funds may be exchanged for each other at their relative net asset values.

Class I Shares. Class I shares of the William Blair Funds may be exchanged for each other at their relative net asset values. However, clients of William Blair & Company, L.L.C. whose shares were converted into Class I shares on September 30, 1999 may exchange their Class I shares only for the Class I shares of another Fund whose shares they held on September 30, 1999 and which shares were converted into Class I shares; otherwise, such clients may only exchange their Class I shares for Class N shares of another Fund.

General. Exchanges will be effected by redeeming your shares and purchasing shares of the other William Blair Fund or William Blair Funds requested. Shares of a William Blair Fund with a value in excess of $1 million acquired by exchange from another William Blair Fund may not be exchanged thereafter until they have been owned for 15 days (the “15 Day Hold Policy”). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The Fund reserves the right to reject any exchange order for any reason, including excessive, short-term (market timing) or other abusive trading practices which may disrupt portfolio management. The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder’s adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Funds from dealers, other firms or the Distributor. Exchanges may be accomplished by a written request to William Blair, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Distributor will honor requests by telephone subject to the limitations on liability under “HOW TO EXCHANGE SHARES (BY MAIL OR BY TELEPHONE) – By Telephone” found in the Prospectus. During periods when it is difficult to contact the Distributor by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for the Funds that are available for sale in the shareholder’s state of residence.

GENERAL TRUST INFORMATION

Federal Income Tax Matters. The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the Untied States as of the date of this Statement of Additional Information, which tax laws may change or be subject to new interpretation by the courts or the Internal Revenue Service, possibly with retroactive effect. Investors are therefore advised to consult with their tax advisors before making an investment in the Fund.

Each series (Fund) of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify in the future. As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the amount and timing of its distributions and the diversification of its assets, the Fund generally will not be subject to federal income tax on its taxable income (including net short-term and long-term capital gains) that is distributed to shareholders in accordance with the requirements of the Code. However, the Fund would be subject to federal income tax (currently at a maximum rate of 35%) on any undistributed taxable income.

The Fund intends to declare and make distributions during the calendar year of an amount sufficient to prevent imposition of a nondeductible 4% federal excise tax. The required distribution generally is the sum of (1) at least 98% of the Fund’s ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of such calendar year, and (3) the sum of all undistributed ordinary income and capital gain net income from any prior year, less any over-distribution from any prior year.

If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from its current or accumulated earning and profits, would generally constitute dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders. Furthermore, individual and other non-corporate shareholders generally would be able to treat such distributions as “qualified dividend income” eligible for reduced rates of federal income taxation in taxable years beginning on or before December 31, 2008.

The Trust is required to withhold federal income tax at a current rate of 28% (commonly called “backup withholding”) from taxable distributions to shareholders that do not provide the Fund with a taxpayer identification (social security) number or in other circumstances where shareholders have failed to comply with requirements contained in the Code or regulations thereunder.

Special tax provisions may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund’s securities. Specifically, the mark-to-market rules of the Code may require the Fund to recognize unrealized gains and losses on certain forward contracts and futures held by the Fund at the end of its tax year. Under these provisions, 60% of any gain or loss deemed to be recognized will generally be treated as long-term capital gain or loss, and 40% of any gain or loss will generally be treated as short-term capital gain or loss. Although certain foreign currency forward contracts and foreign currency futures contracts are marked-to-market, any gain or loss related to foreign currency fluctuations is generally treated as ordinary income or loss under Section 988 of the Code (see below). In addition, the straddle rules of the Code require deferral of certain losses realized on positions of a straddle to the extent that the portfolio has unrealized gains in offsetting positions at year end. The Fund has elected to mark-to-market its investments, if any, in passive foreign investment companies for federal income tax purposes.

Non-U.S. investors who invest in the Fund when such investment is not treated as being effectively connected with the conduct of a U.S. trade or business, will generally be subject to U.S. federal income tax treatment that is different from that described above and in the prospectus. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as dividends from the Fund, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, and to 30% withholding on certain other payments from the Fund. Recently enacted legislation modifies the tax treatment of certain dividends paid by the Fund to non-U.S. persons. Effective for taxable years of the Fund beginning before January 1, 2008, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. person with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. Non-U.S. investors should consult their tax advisors regarding such treatment and the application of foreign taxes to an investment in the Fund.

Retirement Plans. The Trust offers a variety of retirement investment programs whereby contributions are invested in shares of the Trust’s Funds and any income dividends or capital gain distributions are reinvested in additional full and fractional shares of the Fund.

The discussion below is a general summary of certain federal income tax rules pertaining to specific qualified retirement plans and accounts. These rules are complex and subject to many conditions and limitations. Investors are advised to consult with a tax professional regarding the application of these rules to their particular circumstances.

Individual Retirement Accounts. One type of tax-deferred retirement plan that may hold shares in the Fund is an Individual Retirement Account (“IRA”). There are two kinds of IRAs that an individual may establish: traditional IRAs and Roth IRAs. With a traditional IRA, an individual may be able to make a deductible contribution of up to the lesser of $4,000 (or $5,000 for those persons age 50 or older before the close of the tax year) or the amount of the individual’s earned income. However, an individual can make deductible contributions to a traditional IRA only if he or she is under the age of 70 1/2 during the tax year in which the contribution is made. In addition, an individual who is (or who has a spouse who is) an active participant in an employer-sponsored retirement plan may not be able to deduct the full amount of the IRA contributions; the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual’s (and spouse’s, if applicable) adjusted gross income for the year. Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, the individual may be able to make nondeductible contributions up to the lesser of $4,000 or 100% of earned income for that year. A spouse may also contribute up to $4,000 (or $5,000 for those 50 and over) into his or her own IRA, subject to certain limitations. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Lump sum distributions from another qualified retirement plan may generally be rolled over into a traditional IRA tax-free if such amounts are rolled over within 60 days after receipt of the distribution. Rollovers may be subject to a 20% withholding, unless there is direct trustee-to-trustee transfer.

With a Roth IRA, an individual may make only nondeductible contributions; an individual can make contributions equal to the lesser of $4,000 (or $5,000 for those age 50 and older) or the amount of the individual’s earned income for any taxable year, reduced by the amount of contributions for the tax year made to all other IRAs, but only if the individual’s (and spouse’s, if applicable) modified adjusted gross income for the year is less than $95,000 for single individuals or $150,000 for married individuals. The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons, and between $150,000 and $160,000 for married persons filing jointly and between $0 and $10,000 for married persons filing separately. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2, unlike traditional IRAs. Distributions from a Roth IRA that satisfy certain requirements will not be includable in income when received. Distributions of earnings not satisfying these requirements will generally be taxable. Certain taxpayers with adjusted gross income of $100,000 or less generally may convert a traditional IRA into a Roth IRA. The amounts that are converted from a traditional IRA to a Roth IRA are taxable in the year of conversion; however, excluded from tax would be those amounts attributable to nondeductible or “after-tax” contributions.

Coverdell Education Savings Account. Coverdell Education Savings Accounts, formerly known as an education IRA (“CESA”), provides a method for saving for education expenses of a child; it is not designed for retirement savings. Generally, amounts held in a CESA may be used to pay for qualified higher education expenses at an eligible (post-secondary) educational institution and can also be used to cover certain qualified elementary and secondary expenses. An individual may contribute to a CESA for the benefit of a child under 18 years old if the individual’s income does not exceed certain limits. The maximum contribution for the benefit of any one child is $2,000 per year. Contributions are not deductible, but earnings accumulate tax-free until withdrawal, and withdrawals used to pay qualified education expenses of the beneficiary (or transferred to a CESA of a qualified family member) generally will not be taxable. Certain other withdrawals may be subject to tax. This income exclusion, however, may be reduced or not available in any year in which the HOPE Credit or the Lifetime Learning Credit is claimed.

Please call the Trust to obtain information regarding the establishment of an IRA, Roth IRA or a CESA. An IRA plan custodian may charge fees in connection with establishing and maintaining such accounts. An investor should consult with a competent tax advisor for specific advice concerning his or her tax status and the possible benefits of establishing one or more IRAs and/or CESAs. The description above is very general in nature; there are numerous other rules applicable to these plans to be considered before establishing one.

Simplified Employee Pension Plans. An employer may establish a Simplified Employee Pension (SEP) plan under which the employer makes contributions to all eligible employees’ IRAs. The Fund’s shares may be used for this purpose.

Qualified Retirement Plans. A corporation, partnership or sole proprietorship may establish a defined contribution retirement plan (such as a qualified money purchase pension or profit sharing plan) and make contributions for each participant up to the lesser of each participant’s gross compensation or $44,000, or such lower limits as may be established by the terms of a plan. Such contributions may be made by the employer and, if certain conditions are met, participants may also make nondeductible voluntary contributions.

Under the Code, an investor has at least seven days in which to revoke an IRA after receiving certain explanatory information about the plan. Individuals who have received distributions from certain qualified plans may roll over all or part of such distributions into an IRA, which will generally defer taxes on the distributions and shelter investment earnings. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be “rolled over.” The 20% withholding requirement, however, does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA. Shareholders are advised to consult with a tax professional regarding this requirement.

Shareholders should consult their tax advisors about the application of the provisions of tax law in light of their particular tax situations before investing in the Fund and before setting up a qualified retirement plan.

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young audits and reports upon the Trust’s annual financial statements, reviews certain regulatory reports, reviews the Trust’s Federal and state tax returns and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, is the counsel to the Trust and the independent trustees of the Trust.

Custodian. The Trust’s custodian, Investors Bank and Trust Company (“IBT”), 200 Clarendon Street, Boston, Massachusetts 02116, has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust, as well as certain bookkeeping, data processing and administrative services pertaining to the Trust’s operations, including compliance monitoring and preparation of the Trust’s tax returns. The Advisor pays IBT’s compliance monitoring fees. The custodian for IRAs may be State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Transfer Agent Services. State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust’s transfer agent and dividend-paying agent. State Street, as the shareholder service agent, provides certain bookkeeping, data processing and administrative services pertaining to the maintenance of shareholder accounts.

Reports to Shareholders. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

SHAREHOLDER RIGHTS

The Fund is one of sixteen series currently established by the Trust. All shares of each William Blair Fund have equal rights with respect to dividends, assets and liquidation of a portfolio and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each William Blair Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.

Under Delaware law, the Trust generally is not required to hold annual shareholders’ meetings. Upon the written request of ten or more shareholders that have held Trust shares for at least six months in an amount equal to the lesser of 1% of the outstanding shares or $25,000, the Trust will either disseminate appropriate materials (at the expense of the requesting shareholders) or provide such shareholders access to a list of names and addresses of all shareholders of record. The written notice must state that the shareholders making such request wish to communicate with the other shareholders to obtain the signatures necessary to demand a meeting to consider removal of a director. The Trust will hold shareholders’ meetings when requested to do so in writing by one or more shareholders collectively holding at least 10% of the shares entitled to vote, such request specifying the purpose or purposes for which each meeting is to be called, or when determined by a majority of the Board of Trustees in their discretion. Shareholders’ meetings also will be held in connection with the following matters: (1) the election or removal of directors, if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the Act; (3) any termination of the Trust; (4) certain amendments to the Declaration of Trust; (5) any merger, consolidation or sale of assets; (6) incorporation of the Trust; and (7) such additional matters as may be required by law, the Declaration of Trust, the By-Laws of the Trust or any registration of the Trust with the Securities and Exchange Commission or any state, or that the Trustees may consider necessary or desirable, such as changes in fundamental investment objectives, policies or restrictions.

The Trustees serve until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of their successors or until a director sooner dies, resigns, retires, or is removed by a majority vote of the shares entitled to vote or by a majority of the trustees. In accordance with the Act, the Trust will hold a shareholders’ meeting for the election of trustees at such time that (1) less than a majority of the trustees has been elected by the shareholders and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders. A trustee may be removed from office by a vote of the holders of a majority of the outstanding shares entitled to vote.

TRUST HISTORY

The Trust is a Delaware statutory trust organized under a Declaration of Trust dated September 8, 1999. The Trust was formerly organized as a Maryland corporation on September 22, 1987 under the name of William Blair Ready Reserves, Inc. (the “Company”). On April 30, 1991, a reorganization of the Company and Growth Industry Shares, Inc., a Maryland corporation, occurred such that Growth Industry Shares, Inc. was reorganized into a separate portfolio of the Company, now the Growth Fund, and the Fund changed its name to William Blair Mutual Funds, Inc. On December 15, 1999, the Company was reorganized into the Trust and changed its name to William Blair Funds. The Trust operates as an open-end, management type investment company, as defined in the 1940 Act. Presently, the Trust has established shares of the sixteen Funds described in various prospectuses, all of which are diversified portfolios. The Board of Trustees of the Trust may, however, establish additional portfolios with different investment objectives, policies and restrictions in the future.

FINANCIAL INFORMATION OF THE TRUST

Because the Fund has not commenced operations as of the date of this Statement of Additional Information, no financial statements are available.

WILLIAM BLAIR FUNDS

PART C

OTHER INFORMATION

ITEM 22.	Exhibits

(a)	(i) Declaration of Trust dated September 3, 1999.(4)

(ii)	Amendment to the Declaration of Trust dated April 24, 2001.(6)

(iii)	Amendment to the Declaration of Trust effective October 23, 2001.(7)

(iv)	Amendment to Declaration of Trust effective October 21, 2003.(11)

(v)	Written Instrument Establishing and Designating Shares of the William Blair Institutional International Growth Fund dated April 23, 2002.(9)

(vi)	Written Instrument Establishing and Designating Shares of the William Blair Small-Mid Cap Growth Fund dated September 18, 2003.(10)

(vii)	Written Instrument Establishing and Designating Shares of the William Blair International Equity Fund and the William Blair Institutional International Equity Fund dated February 18, 2004.(12)

(viii)	Written Instrument Establishing and Designating Shares of the William Blair Emerging Markets Growth Fund dated February 18, 2005.(14)

(ix)	Written Instrument Establishing and Designating Shares of the William Blair International Small Cap Growth Fund dated July 19, 2005.(17)

(x)	Written Instrument Establishing and Designating Shares of the William Blair Mid Cap Growth Fund dated October 25, 2005.(19)

(xi)	Written Instrument Establishing and Designating Shares of the William Blair Bond Fund dated February 14, 2007.(22)

(b)	Amended and Restated By-laws dated October 23, 2001.(7)

(c)	None.

(d)	(i) Management Agreement (Amended and Restated) dated December 15, 1999.(16)

(ii)	Letter Agreement to Management Agreement dated April 23, 2002.(8)

(iii)	Letter Agreement to Management Agreement dated December 23, 2003.(11)

(iv)	Letter Agreement to Management Agreement dated May 24, 2004.(12)

(v)	Letter Agreement to Management Agreement dated February 18, 2005.(16)

(vi)	Letter Agreement to Management Agreement dated July 19, 2005.(18)

(vii)	Letter Agreement to Management Agreement dated October 25, 2005.(20)

(e)	(i) Underwriting Agreement.(1)

(ii)	Distribution Agreement — Class N.(3)

(f)	None.

(g)	(i) Custodian Agreement.(3)

(ii)	Amended and Restated Delegation Agreement.(16)

(iii)	Amendment to Custodian Agreement dated August 1, 2001.(7)

(iv)	Amendment to Custodian Agreement dated April 23, 2002.(9)

(v)	Amendment Agreement.(11a)

(vi)	Amendment to Custodian Agreement dated November 1, 2004.(15)
(vii)	Amendment to Custodian Agreement dated February 1, 2006.(20)

(h)	(i) Transfer Agency and Service Agreement dated September 30, 1999.(7)

(ii)	Amendment to Transfer Agency and Service Agreement dated October 1, 2001.(7)

(iii)	Amendment to Transfer Agency and Service Agreement dated April 23, 2002.(9)

(iv)	Form of Amendment to Transfer Agency and Service Agreement.(11)

(v)	Amendment to Transfer Agency and Service Agreement dated January 1, 2005.(15)

(vi)	Amendment to Transfer Agency and Service Agreement dated January 10, 2006.(20)

(vii)	Amended Expense Limitation Agreement for the Value Discovery Fund effective May 1, 2006.(21)

(viii)	Amended Expense Limitation Agreement for the Tax-Managed Growth Fund effective May 1, 2006.(21)

(ix)	Amended Expense Limitation Agreement for the Small Cap Growth Fund effective May 1, 2006.(21)

(x)	Amended Expense Limitation Agreement for the Large Cap Growth Fund effective May 1, 2006.(21)

(xi)	Amended Expense Limitation Agreement for the Small-Mid Cap Growth Fund effective May 1, 2006.(21)

(xii)	Amended Expense Limitation Agreement for the International Equity Fund effective May 1, 2006.(21)

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(xiii)	Amended Expense Limitation Agreement for the Institutional International Equity Fund effective May 1, 2006.(21)

(xiv)	Amended Expense Limitation Agreement for the International Growth Fund effective May 1, 2006.(21)

(xv)	Amended Expense Limitation Agreement for the Income Fund effective May 1, 2006.(21)

(xvi)	Amended Expense Limitation Agreement for the Emerging Markets Growth Fund effective May 1, 2006.(21)

(xvii)	Amended Expense Limitation Agreement for the International Small Cap Growth Fund effective May 1, 2006.(21)

(xviii)	Expense Limitation Agreement for the Mid Cap Growth Fund dated October 25, 2005.(20)

(xix)	Services Agreement – Class N dated October 24, 2000.(6)

(xx)	Form of Indemnification Agreement(14)

(xxi)	Administration Agreement dated November 1, 2004.(15)

(xxii)	Amendment to Administration Agreement dated January 18, 2005.(15)

(i)	Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C. **

(j)	Consent of Ernst & Young LLP. **

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended Distribution Plan – Class N.(6)

(n)	Amended Multi-Class Plan.(19)

(o)	Powers of Attorney for each trustee.(22)

(p)	Amended Code of Ethics.(17)

(1)	Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A as filed on or about March 1, 1996.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A as filed on or about July 30, 1999.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A as filed on or about September 29, 1999.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A as filed on or about December 21, 1999.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A as filed on or about April 28, 2000.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2001.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A as filed on or about April 12, 2002.

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(8)	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A as filed on or about June 26, 2002.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2003

(10)	Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A as filed on or about October 10, 2003.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A as filed on or about December 24, 2003.

(11a)	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A as filed on or about April 30, 2004.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2004.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A as filed on or about February 25, 2005.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A as filed on or about March 4, 2005.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A as filed on or about April 29, 2005.

(16)	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A as filed on or about May 24, 2005.

(17)	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A as filed on or about August 8, 2005.

(18)	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A as filed on or about August 8, 2005.

(19)	Incorporated herein by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A as filed on or about November 17, 2005.

(20)	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A as filed on or about January 30, 2005.

(21)	Incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A as filed on or about April 27, 2006.

(22)	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A as filed on or about February 15, 2007.

*	Filed herewith.

**	To be filed by amendment.

ITEM 23.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

ITEM 24.	Indemnification

Section 5.2 of Article V of the Registrant’s Declaration of Trust provides for indemnification of directors and officers under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Each of the trustees who is not an “interested person” (as defined under the Investment Company Act of 1940) of Registrant (a “Non-interested Trustee”) has entered into an indemnification agreement with Registrant, which agreement provides that the Registrant shall indemnify the Non-interested Trustee against certain liabilities which such Trustee may incur while acting in the capacity as a trustee, officer or employee of the Registrant to the fullest extent permitted by law, now or in the future, and requires indemnification and advancement of expenses unless prohibited by law. The indemnification agreement cannot be altered without the consent of the Non-interested Trustee and is not affected by amendment of the Declaration of Trust. In addition, the indemnification agreement adopts certain presumptions and procedures which may make the process of indemnification and advancement of expenses more timely, efficient and certain. In accordance with Section 17(h) of the Investment Company Act of 1940, the indemnification agreement does not protect a Non-interested Trustee against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

The Investment Management Agreement between the Registrant and William Blair & Company, L.L.C. (the “Advisor”) provides that, in the absence of willful misfeasance, bad faith,

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gross negligence or reckless disregard of obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

ITEM 25.	Business and Other Connections of Investment Advisor

Registrant’s investment advisor is William Blair & Company, L.L.C., a limited liability company. In addition to its services to Registrant as investment advisor as set forth in Parts A and B of this Registration Statement on Form N-1A, William Blair & Company, L.L.C. is a registered broker-dealer and engages in investment banking.

The principal occupations of the principals and primary officers of William Blair & Company, L.L.C. are their services as principals and officers of that Company. The address of William Blair & Company, L.L.C. and Registrant is 222 West Adams Street, Chicago, Illinois 60606.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each principal of William Blair & Company, L.L.C. is, or at any time during the last two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee:

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Benjamin C. Andrew, Principal

John Allen Principal

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Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Nolan H. Baird, Jr., Principal

Tony Baldwin, Principal

John A. Barone, Principal

Michael W. Barone, Principal

Reto B. Baruffol, Principal

William Benton, Principal

Cushman B. Bissell, Principal

Bowen Blair, Senior Principal	The Art Institute of Chicago Chicago Historical Society Field Museum of Natural History	Trustee Trustee Trustee

Edward McC. Blair, Sr., Senior Principal	The Art Institute of Chicago College of the Atlantic Pullman Educational Foundation Rush Medical Center University of Chicago	Life Trustee Life Trustee Life Trustee Life Trustee Life Trustee

Edward McC. Blair, Jr., Principal	Chicago Zoological Society Facilities Group Global International Business Systems Pharos Industries Pullman Educational Foundation ResMed Foundation University of Chicago Hospital	Trustee Director Director Director Trustee Chairman of the Board Trustee

Douglas A. Blauw, Principal

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Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Mark G. Brady, Principal

Stephanie Bramng Principal

Karl W. Brewer, Principal	William Blair Funds	Senior Vice President

Shay Brokemond, Principal

Kenton L. Brown, Principal

Harvey H. Bundy, III, Principal	Inforte Corp. William Blair Funds	Director Senior Vice President

Geoffrey Borice Principal

Timothy L. Burke, Principal	Health Care Service Corporation	Director

George K. Busse, Principal	Busse Venture Associates Elk Grove Township Mount Prospect Police and Fire Commission George L. Busse & Co. Mount Prospect National Bank	Partner Trustee Commissioner Director Director

Mark Calzolano, Principal

Stephen Campbell, Principal

Russell R. Campion, Principal

Timothy Carroll, Principal

7

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Robert W. Cartwright, Principal

Marc W. Christman, Principal

Daniel Connolly, Principal

James J. Connors, Principal

E. David Coolidge, III, Principal	Shields Meneley Partners Duluth Trading	Director Directors (company merged in 2005) Advisory Director Advisory Director

Rachel Corn, Principal

Christopher A. Cotter, Principal

John Cultra, Principal

Benjamin W. Curtis, Principal

Ryan Daniels Principal

Michael T. Davis, Principal

Edward J. Dellin, Principal

Brian Doyle Principal

Kelley R. Drake, Principal

8

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Stephen E. Elkins, Principal

John R. Ettelson, Principal

David T. Farina, Principal	P.C. Plumber	Chairman

Brent W. Felitto, Principal

Edward Finn, Principal

F. Conrad Fischer, Principal	APM Limited Partnership Chicago Child Care Society William Blair Funds	General Partner Trustee, Emeritus Chairman and Trustee

Frederick D. Fischer, Principal

Robert C. Fix, Principal

Anthony P. Flanagan, Principal

Charles W. Freeburg, Principal

Christopher B. Fuchs, Principal

Mark A. Fuller, III, Principal	Fuller Investment Company Fulsen Howney Partners William Blair Funds Winnville Partners, LLC	President Partner Senior Vice President Partner

Glenn C. Gandolfi, Principal

Heather Gardner Principal

9

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Jeffrey Germanotta, Principal	MV Transportation Remote Inventory Systems	Director Advisory Board Member (resigned 2004)

Brent Gledhill, Principal

Daniel R. Glynn, Jr., Principal

James S. Golan, Principal	Key Ambassador Co. William Blair Funds	Director Senior Vice President

Joel K. Gomberg, Principal

Matthew Gooch, Principal	Advanced Biotherapy, Inc	Director

Richard D. Gottfred, Principal

Thomas L. Greene, Principal

W. George Greig, Principal	William Blair Funds	Senior Vice President

Phillip E. Gutman, Jr. Principal

Marco Hanig, Principal	Chicago Scores William Blair Funds	Director President

Liam Healy Principal

10

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Elizabeth M. Hennessy, Principal

James P. Hickey, Principal

Steven Hillstrom, Principal

Paul Hindsley, Principal

Anthony T. Hoban, Principal

Charles H. Hodges, IV, Principal

William Iannessa, Principal

Stephen D. Jacobson, Principal

Michael A. Jancosek, Principal	William Blair Funds	Senior Vice President

Edgar D. Jannotta, Senior Principal

AON Corporation

Bandag, Incorporated

Exelon Corporation

Molex Incorporated

Pot Belly Sandwich Works, Inc.

Sloan Valve Company

William Blair Capital Management, LP

William Blair Capital Partners VI, LLC

William Blair Leveraged Capital

Management, LP

Director Director (resigned 2006) Director Director Director Director Partner Managing Member Partner

11

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
John F. Jostrand, Principal	William Blair Funds	Senior Vice President

Michael Kalt, Principal

James S. Kaplan, Principal	William Blair Funds	Senior Vice President

Eric Karnig, Principal

Brian L. Kasal, Principal	Central Region Boy Scouts of America	Director

William O. Kasten, Principal	Charles Allis Museum iParenting.com Outward Bound USA Town & Country Shop Villa Terrace Museum	Board Member Director Board Member President Board Member

Theodore C. Kauss, Jr., Principal

Christine N. Evans Kelly, Principal	Big Shoulders Harris Theatre for Music and Dance YMCA, Metropolitan Chicago	Board Member Director Board Member (resigned 2006)

Matthew P. Kerekes, Principal

John Kibler, Principal

Nancy Kimble, Principal

12

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity

Richard P. Kiphart, Principal	Advanced Biotherapy Atn Data Emmi Erickson Institute First Data Lyric Opera Merit Music Program Naturevision Inc. Photo Control Saflink Schaeffer International	Director Director Director Director Director Director Director Director Director Advisory Board (resigned 2004) Director Advisory Board (resigned 2004)

Charles J. Kraft, III,	Estelle E/W LLC	President
Principal	Spartan Holdings, LLC	President

John C. Kreger, Principal

Albert J. Lacher, Principal

Isidora Lagos, Principal

Thomas E. Lanctot, Principal

Louise Lane, Principal

Mark R. Lane, Principal

13

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Robert C. Lanphier, IV, Principal	Ag. Med, Inc. William Blair Funds	Chairman Senior Vice President

Alan A. Lazzara, Principal

Laura J. Lederman, Principal

Matthew A. Litfin, Principal

Brandon Lower, Principal

David K. Mabie, Principal

Douglas W. Mabie, Principal

James W. Mabie, Principal

Eric Maddix, Principal

Annette Marker, Principal

Kelly J. Martin, Principal

Dewey Martinelli, Principal

Loui L. Marver, Principal

Troy Mastin, Principal

Ralph Mastrangelo, Principal

Todd M. McClone, Principal

Tracy McCormick, Principal

John Mclaughlin, Principal

James D. McKinney, Principal	LEK Consulting	Advisory Board Member (resigned 2006)

Carlette C. McMullan, Principal

14

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
James M. McMullan, Principal	The University of Mississippi Foundation	Director (resigned 2005)

Mark L. McNay, Principal

David Merjan, Principal

Robert Metzger, Principal

Mark R. Miller, Principal

Corey A. Minturn, Principal

David S. Mitchell, Principal	William Blair Funds	Senior Vice President

John Moore Principal

David W. Morrison, Principal	Bell Flavors & Fragrances, Inc.	Director

Terrence G. Muldoon, Principal

Robert D. Newman, Principal	First Industrial Company	Director

Daniel J. Nichols, Principal

John F. O’Toole, Principal

15

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Thomas W. Pace, Principal

Karl Palasz, Principal

James J. Palmich, Principal

Brett L. Paschke, Principal

R. Scott Patterson, Principal	Card Systems Solutions, Inc.	Director (resigned 2006)

William T. Patterson, Principal

William C. Perlitz, Principal

Michael A. Pitt, Principal

Gregory J. Pusinelli, Principal	William Blair Funds	Senior Vice President

Peter J. Raphael, Principal

David P. Ricci, Principal	William Blair Funds	Senior Vice President

William J. Roddy, Principal

16

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Daniel J. Roesner, Principal

Jeffrey S. Rosenberg, Principal

Eric B. Rowley, Principal

Steven M. Ryan, Principal

Alfred J. Salvino, Principal

Thomas J. Salvino, Principal

Brian Scullion, Principal

Michelle R. Seitz, Principal	William Blair Funds	Trustee

Neal L. Seltzer, Principal	Host Foundation Scholarship and Guidance Foundation Serendipity II L.P.	Director Director General Partner (resigned 2005)

Barbara J. Semens, Principal

William B. Semmer, Principal	Chicago Home and Garden Magazine	Director

Ward Sexton Principal

Arthur J. Simon, Principal

Michael Sirvinskas, Principal

Richard W. Smirl Principal

Brent Smith Principal

Christopher R. Spahr, Principal	Abe Holdings, LLC	Member

17

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Rita J. Spitz, Principal

Philip W. Stekl, Principal

Luke S. Stifflear, Principal

Thomas H. Story, Principal

Geralyn Sullivan Principal

Raymond J. Teborek, Principal	Rental Max	Director

D. Michael Thompson, Principal

Samuel J. Tinaglia, Principal	Chicago Historical Society Psi Upsilon Fraternity Foundation	Trustee Trustee

Christopher Triffilio, Principal

Britt Trukenbrod, Principal	My Footpath LLC	Board Member (resigned 2005)

Norbert W. Truderung, Principal	William Blair Funds	Senior Vice President

Franco Turrinelli, Principal

18

Name and Position with William Blair & Company, L.L.C.	Name of Company and/or Principal Business	Capacity
Jeffrey A. Urbina, Principal	William Blair Funds	Senior Vice President

Eric Van deroef, Principal

Laura Van Peenan, Principal

Christopher T. Vincent, Principal	William Blair Funds	Senior Vice President

Bennett Wang, Principal

Michael Ward, Principal

James E. Washburn, Principal

Adam Weinberg Principal

Kurt Wiese Principal

Colin Williams Principal	William Blair Funds	Senior Vice President

Daniel J. Wilson, Principal

Thomas A. Wilson, Jr., Principal

Sharon Zackfia Principal

ITEM 26.	Principal Underwriters

(a)	William Blair & Company, L.L.C., principal underwriter for Registrant, also acts as investment advisor for the following investment companies (other than Registrant): Liberty All-Star Growth Fund, Inc.; Schwab MarketMaster International Growth Fund, a series of Schwab Funds; SP William Blair International Growth Fund, a series of America Skandia Advisor Funds, Inc.; ASAF William Blair International Growth Fund, a series of America Skandia Trust; GBC International Equity Fund, a series of GBC Mutual Funds; Ethical International Equity Fund, series of Ethical Funds Inc.; Vanguard Variable Insurance Fund Growth Portfolio; Vanguard U.S. Growth Fund; International Equity Investments Portfolio of Consulting Group Capital Markets Fund; Commonfund International Equity Fund; Commonfund Institutional International Equity Fund; and Strategic Partners International Growth Fund.

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(b)	The main business address of each principal and officer of William Blair & Company, L.L.C., principal underwriter for Registrant, is 222 West Adams Street, Chicago, Illinois 60606. See Item 25 for information with respect to officers and principals of William Blair & Company, L.L.C.

(c)	Not applicable.

ITEM 27.	Location of Accounts and Records

All such accounts, books and other documents are maintained by the Registrant’s officers at the offices of the Registrant and the offices of the Investment Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606. Shareholder account information and original shareholder correspondence is also available at the offices of the Transfer Agent and Dividend Paying Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

ITEM 28.	Management Services

Not applicable.

ITEM 29.	Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 2nd day of April, 2007.

WILLIAM BLAIR FUNDS

By:	/s/ MARCO HANIG
Marco Hanig, President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 2nd day of April, 2007.

Signature	Title

/s/ CONRAD FISCHER* Conrad Fischer	Trustee (Chairman of the Board)

/s/ ANN P. MCDERMOTT* Ann P. McDermott	Trustee

/s/ PHILLIP O. PETERSON* Phillip O. Peterson	Trustee

/s/ DONALD J. REAVES* Donald J. Reaves	Trustee

/s/ MICHELLE R. SEITZ* Michelle R. Seitz	Trustee

/s/ DONALD L. SEELEY* Donald L. Seeley	Trustee

/s/ THOMAS J. SKELLY* Thomas J. Skelly	Trustee

/s/ ROBERT E. WOOD II* Robert E. Wood II	Trustee

/s/ MARCO HANIG Marco Hanig	President (Principal Executive Officer)

/s/ TERENCE M. SULLIVAN Terence M. Sullivan	Treasurer (Principal Financial Officer, Principal Accounting Officer)

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By:	/s/ MARCO HANIG
Marco Hanig, Attorney-in-Fact

*	Marco Hanig signs this document pursuant to powers of attorney previously filed.

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